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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09223

                         Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
			Pioneer Strategic Income Fund
			Schedule of Investments 12/31/14 (unaudited)

	Principal Amount ($)	Floating Rate (b)		Value
			CONVERTIBLE CORPORATE BONDS - 2.3%
			Energy - 0.2%
			Integrated Oil & Gas - 0.0%†
	4,620,000		American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK), 3/1/21 (144A) (PIK)	$3,280,200
			Oil & Gas Exploration & Production - 0.2%
	4,800,000		Chesapeake Energy Corp., 2.25%, 12/15/38	$4,311,000
	11,835,000		Cobalt International Energy, Inc., 2.625%, 12/1/19	7,145,381
				$11,456,381
			Oil & Gas Storage & Transportation - 0.0%†
	1,700,000		Golar LNG, Ltd., 3.75%, 3/7/17	$1,742,500
			Total Energy	$16,479,081
			Materials - 0.2%
			Diversified Metals & Mining - 0.2%
	11,800,000		Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16	$11,416,500
			Total Materials	$11,416,500
			Capital Goods - 0.1%
			Electrical Components & Equipment - 0.1%
	13,776,000		General Cable Corp., 4.5%, 11/15/29 (Step)	$9,944,550
			Total Capital Goods	$9,944,550
			Consumer Durables & Apparel - 0.3%
			Homebuilding - 0.3%
	7,875,000		KB Home, 1.375%, 2/1/19	$7,806,094
	6,735,000		Standard Pacific Corp., 1.25%, 8/1/32	7,551,619
	6,805,000		The Ryland Group, Inc., 0.25%, 6/1/19	6,298,878
				$21,656,591
			Total Consumer Durables & Apparel	$21,656,591
			Retailing - 0.1%
			Internet Retail - 0.1%
	7,740,000		The Priceline Group, Inc., 0.9%, 9/15/21 (144A)	$7,372,350
			Total Retailing	$7,372,350
			Health Care Equipment & Services - 0.6%
			Health Care Equipment - 0.5%
	13,000,000		Hologic, Inc., 2.0%, 3/1/42 (Step)	$14,478,750
	14,319,000		NuVasive, Inc., 2.75%, 7/1/17	18,203,029
				$32,681,779
			Managed Health Care - 0.1%
	6,470,000		Molina Healthcare, Inc., 1.625%, 8/15/44	$7,197,875
			Total Health Care Equipment & Services	$39,879,654
			Software & Services - 0.5%
			Internet Software & Services - 0.1%
	7,605,000		WebMD Health Corp., 2.5%, 1/31/18	$7,585,988
			Data Processing & Outsourced Services - 0.1%
	2,585,000		Cardtronics, Inc., 1.0%, 12/1/20	$2,557,534
	3,050,000		Euronet Worldwide, Inc., 1.5%, 10/1/44 (144A)	3,101,469
				$5,659,003
			Application Software - 0.3%
	12,418,000		Mentor Graphics Corp., 4.0%, 4/1/31	$14,870,555
	9,565,000		Nuance Communications, Inc., 2.75%, 11/1/31	9,535,109
				$24,405,664
			Total Software & Services	$37,650,655
			Technology Hardware & Equipment - 0.2%
			Communications Equipment - 0.0%†
	5,160,000		Fannie Mae, 0.5%, 12/15/33	$4,889,100
			Electronic Components - 0.2%
	13,410,000		Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$12,085,762
			Total Technology Hardware & Equipment	$16,974,862
			Semiconductors & Semiconductor Equipment - 0.1%
			Semiconductors - 0.1%
	2,542,000		ON Semiconductor Corp., 2.625%, 12/15/26	$3,021,802
			Total Semiconductors & Semiconductor Equipment	$3,021,802
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $162,782,974)	$164,396,045

			PREFERRED STOCKS - 2.7%
			Energy - 0.1%
			Oil & Gas Storage & Transportation - 0.1%
	279,823	7.62	NuStar Logistics LP, Floating Rate Note, 1/15/43	$7,219,433
			Total Energy	$7,219,433
			Transportation - 0.0%†
			Air Freight & Logistics - 0.0%†
	2,313		CEVA Group Plc, 12/31/14 * (c)	$1,792,924
			Total Transportation	$1,792,924
			Banks - 1.1%
			Diversified Banks - 0.9%
	832,910	7.88	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$22,138,748
	642,000	7.12	Citigroup, Inc., Floating Rate Note (Perpetual)	17,411,040
	210,134	6.50	US Bancorp, Floating Rate Note (Perpetual)	6,188,446
	759,762	6.00	US Bancorp, Floating Rate Note (Perpetual)	20,604,745
				$66,342,979
			Regional Banks - 0.2%
	87,500	6.25	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$8,862,114
	127,200	6.62	Fifth Third Bancorp, Floating Rate Note (Perpetual)	3,476,376
				$12,338,490
			Total Banks	$78,681,469
			Diversified Financials - 0.7%
			Consumer Finance - 0.4%
	15,956		Ally Financial, Inc., 7.0% (Perpetual) (144A)	$16,029,299
	465,150	8.12	GMAC Capital Trust I, Floating Rate Note, 2/15/40	12,270,657
				$28,299,956
			Asset Management & Custody Banks - 0.1%
	236,600	5.90	State Street Corp., Floating Rate Note, 12/31/73	$6,118,476
			Investment Banking & Brokerage - 0.2%
	324,400	7.12	Morgan Stanley, Floating Rate Note (Perpetual)	$8,930,732
	180,020	6.38	Morgan Stanley, Floating Rate Note (Perpetual)	4,556,306
				$13,487,038
			Total Diversified Financials	$47,905,470
			Insurance - 0.5%
			Property & Casualty Insurance - 0.3%
	250,000	5.95	Aspen Insurance Holdings, Ltd., Floating Rate Note (Perpetual)	$6,315,000
	631,450	5.10	The Allstate Corp., Floating Rate Note, 1/15/53	15,994,628
				$22,309,628
			Reinsurance - 0.2%
	11,730,000		Pangaea Re., 7/1/18 (Cat Bond) (c)	$12,484,239
			Total Insurance	$34,793,867
			Real Estate - 0.1%
			Diversified REIT - 0.1%
	3,250		Firstar Realty LLC, 8.875% (Perpetual) (144A)	$3,974,141
			Office REIT - 0.0%†
	100,000		Digital Realty Trust, Inc., 5.875% (Perpetual)	$2,302,000
			Total Real Estate	$6,276,141
			Telecommunication Services - 0.2%
			Integrated Telecommunication Services - 0.2%
	572,600		Qwest Corp., 7.375%, 6/1/51	$15,345,680
			Total Telecommunication Services	$15,345,680
			TOTAL PREFERRED STOCKS
			(Cost $183,302,949)	$192,014,984

			CONVERTIBLE PREFERRED STOCKS - 0.7%
			Banks - 0.6%
			Diversified Banks - 0.6%
	5,330		Bank of America Corp., 7.25% (Perpetual)	$6,198,630
	31,527		Wells Fargo & Co., 7.5% (Perpetual)	38,226,330
				$44,424,960
			Total Banks	$44,424,960
			Diversified Financials - 0.1%
			Asset Management & Custody Banks - 0.1%
	101,000		AMG Capital Trust II, 5.15%, 10/15/37	$6,262,000
			Total Diversified Financials	$6,262,000
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $46,596,052)	$50,686,960
	Shares
			COMMON STOCKS - 0.1%
			Capital Goods - 0.0%†
			Construction & Engineering - 0.0%†
	269,588		Newhall Land Development LLC *	$943,558
			Total Capital Goods	$943,558
			Transportation - 0.0%†
			Air Freight & Logistics - 0.0%†
	1,069		CEVA Group Plc *	$828,242
			Marine - 0.0%†
	1,695,067		Horizon Lines, Inc. *	$1,069,757
			Total Transportation	$1,897,999
			Consumer Services - 0.1%
			Education Services - 0.1%
	90,687		Cengage Learning Holdings II LP	$2,184,060
			Total Consumer Services	$2,184,060
			Banks - 0.0%†
			Diversified Banks - 0.0%†
	4,633		BTA Bank JSC (G.D.R.) (144A) *	$2,538
			Total Banks	$2,538
			Semiconductors & Semiconductor Equipment - 0.0%†
			Semiconductors - 0.0%†
	136,114		LDK Solar Co, Ltd. (A.D.R.) *	$13,611
			Total Semiconductors & Semiconductor Equipment	$13,611
			TOTAL COMMON STOCKS
			(Cost $8,511,798)	$5,041,766
	Principal Amount ($)
			ASSET BACKED SECURITIES - 4.2%
			Consumer Services - 0.1%
			Hotels, Resorts & Cruise Lines - 0.1%
	1,159,081		Westgate Resorts 2012-2 LLC, 4.5%, 1/21/25 (144A)	$1,168,504
	2,010,098		Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)	2,013,234
	670,033		Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)	673,980
	964,957		Westgate Resorts LLC, 2.5%, 3/20/25 (144A)	969,067
				$4,824,785
			Total Consumer Services	$4,824,785
			Food & Staples Retailing - 0.2%
			Food Retail - 0.2%
	17,388,254		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	$17,632,733
			Total Food & Staples Retailing	$17,632,733
			Health Care Equipment & Services - 0.2%
			Health Care Distributors - 0.2%
	3,089,729	3.08	Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)	$3,107,644
	11,000,000		Spirit Master Funding LLC, 4.6291%, 1/20/45 (144A)	11,151,250
	164,519		STORE Master Funding LLC, 4.21%, 4/20/44 (144A)	169,773
				$14,428,667
			Total Health Care Equipment & Services	$14,428,667
			Banks - 3.0%
			Thrifts & Mortgage Finance - 3.0%
	3,844,592	0.31	Accredited Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36	$3,797,104
	3,390,000		American Home Mortgage Investment Trust 2004-4, 5.09642%, 2/25/45 (Step)	2,867,384
	2,200,000		American Homes 4 Rent 2014-SFR2 Trust, 5.149%, 10/17/36 (144A)	2,258,725
	5,000,000		American Homes 4 Rent 2014-SFR3 Trust, 4.596%, 12/18/36 (144A)	5,058,362
	6,100,000		American Homes 4 Rent 2014-SFR3 Trust, 5.04%, 12/18/36 (144A)	6,207,661
	10,363,000		Applebee's/IHOP Funding LLC, 4.277%, 9/5/44 (144A)	10,396,918
	2,302,471		Bayview Opportunity Master Fund Trust IIIa 2014-12RPL, 3.6225%, 7/28/19 (Step) (144A)	2,287,134
	1,202,982		Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)	1,217,965
	11,000,000		Capital Automotive Real Estate Investment Trust, 3.66%, 10/17/44 (144A)	10,945,220
	2,797,000		Carnow Auto Receivables Trust 2013-1, 2.98%, 11/15/17 (144A)	2,801,486
	124,608	0.57	Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35	123,452
	946,308	0.27	Carrington Mortgage Loan Trust Series 2006-FRE1, Floating Rate Note, 7/25/35	927,064
	3,927,263		Citicorp Residential Mortgage Trust Series 2006-2, 5.775%, 9/25/36 (Step)	4,113,003
	2,300,000		Citicorp Residential Mortgage Trust Series 2006-2, 5.948%, 9/25/36 (Step)	1,113,304
	4,131,997		Citicorp Residential Mortgage Trust Series 2007-2, 5.66213%, 6/25/37 (Step)	4,258,651
	3,718,903	4.00	Citigroup Mortgage Loan Trust 2014-A, Floating Rate Note, 1/1/35 (144A)	3,867,812
	197,153	6.24	Conseco Financial Corp., Floating Rate Note, 12/1/28	203,443
	1,647	0.53	Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36	1,646
	757,913	0.42	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34	750,314
	2,514,863	0.34	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34	2,453,367
	1,254,315	5.04	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	1,273,909
	73,360	0.36	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/35	71,655
	2,500,000		Credit Acceptance Auto Loan Trust 2012-2, 2.21%, 9/15/20 (144A)	2,518,162
	1,439,523	0.25	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 4/25/37	1,222,552
	2,712,500		Cronos Containers Program I, Ltd., 3.81%, 9/18/27 (144A)	2,713,767
	619,603	4.46	CWABS Asset-Backed Certificates Trust 2005-4, Floating Rate Note, 9/27/32	619,597
	5,662,857	1.07	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)	5,569,584
	2,393,987	1.07	Ellington Loan Acquisition Trust 2007-2, Floating Rate Note, 5/26/37 (144A)	2,369,233
	85,674		Equity One Mortgage Pass-Through Trust 2004-1, 4.205%, 4/25/34 (Step)	86,162
	3,000,000		Exeter Automobile Receivables Trust 2012-2, 3.06%, 7/16/18 (144A)	3,022,149
	179,697	0.84	First Franklin Mortgage Loan Trust 2005-FF5, Floating Rate Note, 2/25/35	179,244
	1,600,000		First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)	1,599,251
	5,760,082		GLC Trust 2013-1, 3.0%, 7/15/21 (144A)	5,724,082
	6,779,400		GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)	6,827,342
	2,071,259		Gold Key Resorts 2014-A LLC, 5.87%, 5/17/31 (144A)	2,066,158
	502,544	0.47	GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)	496,628
	6,500,000		HLSS Servicer Advance Receivables Trust, 1.2437%, 1/17/45 (e)	6,500,000
	976,000		HLSS Servicer Advance Receivables Trust, 3.96%, 10/15/45 (144A)	988,883
	13,731,000		HOA Funding LLC, 4.846%, 8/22/44 (144A)	13,461,845
	1,847,142	0.34	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	1,813,037
	235,754	1.37	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	235,482
	6,371,457		Icon Brand Holdings LLC, 4.229%, 1/25/43 (144A)	6,347,521
	598,528	1.22	Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25	597,891
	565,660	0.32	JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36	557,514
	3,139,702		Leaf Receivables Funding 8 LLC, 2.67%, 9/15/20 (144A)	3,154,176
	2,141,566		Leaf Receivables Funding 8 LLC, 5.5%, 9/15/20 (144A)	2,168,952
	775,981		Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41	836,492
	4,972,723	0.42	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	4,691,889
	2,740,875	2.42	Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32	2,740,220
	1,844,442	1.67	MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35	1,646,185
	3,800,000		Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)	3,800,000
	1,423,072	0.32	Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37	1,385,950
	7,041,214	3.75	New Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 1/25/54 (144A)	7,234,270
	500,000		NextGear Floorplan Master Owner Trust, 2.61%, 10/15/19 (144A)	498,982
	4,176,178		Oak Hill Advisors Residential Loan Trust 2014-NPL1, 2.8828%, 5/25/54 (Step) (144A)	4,180,743
	1,854,325	5.91	Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35	1,955,716
	1,609,479	5.46	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	1,647,497
	616,419	5.73	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	643,688
	1,203,091	5.46	Origen Manufactured Housing Contract Trust 2005-A, Floating Rate Note, 6/15/36	1,254,095
	5,400,000		Oxford Finance Funding Trust 2014-1, 3.475%, 12/15/22 (144A)	5,387,796
	2,400,000	2.21	Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)	2,352,869
	1,249,749		Spirit Master Funding LLC, 5.74%, 3/20/42 (144A)	1,395,420
	10,000,000		Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)	10,028,790
	5,000,000		Springleaf Funding Trust 2014-A, 2.41%, 12/15/22 (144A)	4,995,860
	1,069,759		STORE Master Funding LLC, 4.16%, 3/20/43 (144A)	1,094,602
	1,894,590	0.37	Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36	1,842,368
	708,465	0.30	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37	705,123
	3,019,333	1.87	Truman Capital Mortgage Loan Trust, Floating Rate Note, 1/25/34	2,985,801
	151,701	7.00	UCFC Manufactured Housing Contract, Floating Rate Note, 4/15/29	152,818
	505,282	0.58	Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust, Floating Rate Note, 11/25/35	504,477
	8,505,088		Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)	8,475,833
				$210,272,275
			Total Banks	$210,272,275
			Diversified Financials - 0.7%
			Other Diversified Financial Services - 0.2%
	800,000		Ascentium Equipment Receivables 2014-1 LLC, 3.1%, 6/10/21 (144A)	$805,237
	2,224,552		Mid-State Capital Trust 2010-1, 5.25%, 12/15/45 (144A)	2,305,058
	2,261,628		Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)	2,435,597
	1,031,537		Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)	1,035,574
	600,000		Tidewater Auto Receivables Trust 2012-A, 2.83%, 10/15/19	605,326
	5,300,000		VOLT XIX LLC, 3.875%, 4/26/55 (Step)	5,294,700
				$12,481,492
			Specialized Finance - 0.2%
	13,747,805		Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)	$14,412,553
	335,133		Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)	336,599
	2,075,270		JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)	2,179,689
				$16,928,841
			Consumer Finance - 0.3%
	1,839,000		American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)	$1,847,838
	1,600,000		AmeriCredit Automobile Receivables Trust 2011-3, 4.04%, 7/10/17	1,628,747
	3,350,000		AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19	3,342,298
	3,026,000		California Republic Auto Receivables Trust 2012-1, 3.0%, 1/15/20 (144A)	3,106,259
	3,165,000		Capital Auto Receivables Asset Trust/ Ally, 2.19%, 9/20/21	3,170,194
	500,000		First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)	498,314
	503,599		First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)	504,380
	7,901	0.43	Home Equity Loan Trust 2003-HS4, Floating Rate Note, 1/25/29	7,227
	3,700,000		Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	3,764,084
				$17,869,341
			Investment Banking & Brokerage - 0.0%†
	1,700,000	1.31	Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)	$1,707,584
			Total Diversified Financials	$48,987,258
			TOTAL ASSET BACKED SECURITIES
			(Cost $292,709,273)	$296,145,718

			COLLATERALIZED MORTGAGE OBLIGATIONS - 9.2%
			Materials - 0.1%
			Forest Products - 0.1%
	6,646,000		TimberStar Trust 1, 7.5296%, 10/15/36 (144A)	$6,936,463
			Total Materials	$6,936,463
			Consumer Services - 0.1%
			Hotels, Resorts & Cruise Lines - 0.1%
	4,523,983		Westgate Resorts 2014-1 LLC, 2.15%, 12/20/26 (144A)	$4,469,788
			Total Consumer Services	$4,469,788
			Banks - 7.2%
			Thrifts & Mortgage Finance - 7.2%
	3,197,492		Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33	$3,370,387
	5,587,741		Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33	5,847,398
	843,214		Alternative Loan Trust 2003-J1, 4.75%, 10/25/33	860,927
	413,550		Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34	420,650
	6,900,000	0.80	Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35	6,173,906
	2,435,000	1.60	American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31	2,388,713
	3,141,329		Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	3,255,608
	3,413,910		Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33	3,553,235
	1,774,555		Banc of America Alternative Loan Trust 2004-10, 6.0%, 11/25/34	1,808,335
	1,692,918		Banc of America Alternative Loan Trust 2004-12, 5.5%, 1/25/20	1,714,921
	259,097		Banc of America Alternative Loan Trust 2004-3, 5.0%, 4/25/19	265,472
	1,137,725		Banc of America Alternative Loan Trust 2004-3, 6.0%, 4/25/34	1,148,392
	1,890,307		Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/19	1,909,620
	1,400,000	5.55	Banc of America Commercial Mortgage Trust 2007-3, Floating Rate Note, 6/10/49	1,447,197
	711,800	0.28	Banc of America Funding 2010-R4 Trust REMICS, Floating Rate Note, 8/26/36 (144A)	708,987
	2,724,777	2.71	Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33	2,695,265
	3,344,752		Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35	3,399,646
	384,535		Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19	380,708
	102,472		Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20	103,121
	1,699,111	1.17	Bayview Commercial Asset Trust 2004-3, Floating Rate Note, 1/25/35 (144A)	1,564,990
	21,575,686		Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A) (c)(d )	0
	37,162,169		Bayview Commercial Asset Trust 2007-4, 3.507978%, 9/25/37 (Step) (144A) (d)	1,861,825
	3,642,615	3.72	Bayview Opportunity Master Fund IIa Trust 2014-20NPL, Floating Rate Note, 8/28/44 (144A)	3,645,342
	682,294	2.98	Bayview Opportunity Master Fund Trust, Floating Rate Note, 1/28/33 (144A)	683,590
	1,273,821	2.68	Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33	1,273,712
	913,837	2.33	Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33	911,493
	2,299,543	2.58	Bear Stearns ARM Trust 2003-6, Floating Rate Note, 8/25/33	2,293,575
	1,018,052	3.86	Bear Stearns ARM Trust 2004-12, Floating Rate Note, 2/25/35	1,011,222
	3,289,734	2.66	Bear Stearns ARM Trust 2004-6, Floating Rate Note, 9/25/34	3,122,862
	15,021	2.90	CHL Mortgage Pass-Through Trust 2003-42, Floating Rate Note, 9/25/33	13,899
	4,284,119	3.50	Citigroup Mortgage Loan Trust 2014-J1, Floating Rate Note, 6/25/44	4,386,642
	4,419,817		Citigroup Mortgage Loan Trust, Inc., 5.5%, 9/25/34	4,757,010
	73,407		Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34	80,829
	4,500,000	4.65	City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)	4,495,959
	1,900,000		COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45	1,994,350
	3,650,000		COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45	3,739,162
	1,275,000		COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/17/45	1,361,539
	4,047,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45	4,034,653
	2,365,416		COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/17/45	2,383,034
	1,550,000	4.93	COMM 2012-LC4 Mortgage Trust, Floating Rate Note, 12/12/44	1,707,782
	8,000,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46	8,038,944
	5,070,000	2.11	COMM 2014-FL4 Mortgage Trust, Floating Rate Note, 7/15/31 (144A) (e)	5,062,932
	3,875,000		Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45	3,878,398
	519,293		Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20	518,782
	2,086,239	2.58	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33	2,073,811
	5,291,324	2.46	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	5,128,912
	2,950,000	5.56	DBUBS 2011-LC1 Mortgage Trust, Floating Rate Note, 11/13/46 (144A)	3,309,991
	6,767,000	5.42	DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/12/44 (144A)	7,662,058
	5,200,000	3.61	EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)	5,210,806
	6,398,608	3.51	EverBank Mortgage Loan Trust REMICS, Floating Rate Note, 4/25/43 (144A)	6,359,602
	8,939,830	2.50	EverBank Mortgage Loan Trust, Floating Rate Note, 4/25/43 (144A)	8,514,490
	2,186,344	2.57	First Horizon Mortgage Pass-Through Trust 2005-AR1, Floating Rate Note, 4/25/35	2,183,229
	3,298,048	2.57	First Horizon Mortgage Pass-Through Trust 2005-AR2, Floating Rate Note, 6/25/35	3,068,279
	3,150,000	3.63	FREMF Mortgage Trust 20-, Floating Rate Note, 11/25/47 (144A)	3,014,006
	4,538,837		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	4,384,793
	1,974,579		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	1,859,676
	7,878,273	0.44	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)	7,559,297
	5,609,335		GS Mortgage Securities Corp II Series 2005-GG4 REMICS, 4.782%, 7/10/39	5,636,350
	4,500,000		GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	4,574,232
	7,000,000		GS Mortgage Securities Trust 2013-GCJ12, 3.135%, 6/12/46	7,084,014
	4,775,000	1.90	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)	4,770,981
	3,833,148	2.63	GSR Mortgage Loan Trust 2005-AR1, Floating Rate Note, 1/25/35	3,851,156
	213,356	2.70	HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34	216,737
	3,199,894	0.81	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	3,054,725
	2,834,628	0.97	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	2,697,154
	3,172,076	0.93	Impac CMB Trust Series 2004-9, Floating Rate Note, 1/25/35	2,862,025
	9,116,944	0.69	Impac CMB Trust Series 2005-2, Floating Rate Note, 4/25/35	8,337,810
	52,994	0.97	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34	52,651
	2,423,535	2.72	IndyMac INDX Mortgage Loan Trust 2005-AR3, Floating Rate Note, 4/25/35	2,388,311
	6,944,736	3.17	Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)	7,050,734
	4,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45	4,099,092
	3,187,692	0.52	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	3,076,180
	1,300,000	5.51	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, Floating Rate Note, 11/15/43 (144A)	1,446,689
	5,200,000		JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/17/46	5,617,778
	4,000,000	3.98	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)	4,173,804
	4,359,181	3.50	JP Morgan Chase Commercial Mortgage Securities Trust 2013-A5, Floating Rate Note, 7/25/20	4,471,247
	10,620,000		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 3.07%, 12/17/46	11,007,311
	4,570,000	3.05	JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/17/28 (144A)	4,568,300
	4,800,000	1.51	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)	4,774,995
	6,750,000	1.86	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	6,725,200
	603,233	2.61	JP Morgan Mortgage Trust 2004-A2, Floating Rate Note, 5/25/34	592,636
	2,760,282		JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34	2,904,736
	16,402,657	2.50	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	16,216,683
	7,226,681	3.50	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	7,316,451
	3,866,325	3.71	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	3,860,552
	3,430,858	3.50	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	3,505,726
	2,300,169	3.99	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	2,408,888
	2,131,546	3.00	JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/1/29 (144A)	2,188,914
	7,930,146	3.23	JP Morgan Mortgage Trust 2014-IVR3, Floating Rate Note, 8/25/44 (144A)	7,968,517
	1,428,188	2.49	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)	1,484,422
	3,010,000		LEAF Receivables Funding 9 LLC, 5.11%, 9/15/21 (144A)	3,064,782
	2,049,430	0.37	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	1,914,700
	1,186,969	1.11	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	1,179,503
	1,648,379	0.39	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	1,531,054
	2,111,093	0.42	Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)	1,987,734
	3,104,869	5.35	LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)	3,118,496
	843,008	2.04	MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33	845,573
	1,136,138	6.03	MASTR Alternative Loan Trust 2004-13, Floating Rate Note, 1/25/35	1,207,462
	6,667,997		MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	6,787,001
	1,131,605	2.35	Merrill Lynch Mortgage Investors Trust Series 2005-2, Floating Rate Note, 10/25/35	1,140,036
	1,125,989	1.07	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28	954,508
	1,200,405	0.95	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D REMICS, Floating Rate Note, 9/25/29	1,034,417
	5,025,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 REMICS, 2.979%, 4/17/47	5,176,278
	2,767,217	1.05	MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35	2,598,962
	7,093,312	3.75	New Residential Mortgage Loan Trust 2014-3, Floating Rate Note, 11/25/54 (144A)	7,288,378
	1,301,000	4.40	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/27/29 (144A)	1,307,009
	10,426,054	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	10,437,179
	4,817,025	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	4,911,714
	4,223,300		ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A) (e)	4,223,012
	969,955		PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)	977,798
	4,000,000	2.31	RAIT 2014-FL2 Trust, Floating Rate Note, 5/15/31 (144A)	3,947,976
	637,132		RALI Series 2002-QS14 Trust, 5.5%, 9/25/32	654,488
	138,881		RALI Series 2003-QS1 Trust, 5.0%, 1/25/33	139,541
	661,828		RALI Series 2003-QS11 Trust, 5.25%, 6/25/33	660,849
	3,343,100	0.72	RALI Series 2003-QS13 Trust, Floating Rate Note, 7/25/33	3,098,599
	495,795		RALI Series 2003-QS14 Trust, 5.0%, 7/25/18	503,477
	450,548		RALI Series 2004-QS3 Trust, 5.0%, 3/25/19	457,243
	1,658,887	0.67	RALI Series 2004-QS4 Trust, Floating Rate Note, 3/25/34	1,586,011
	666,435	0.77	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	657,666
	1,218,564		RCMC LLC, 5.62346%, 12/17/18 (144A)	1,253,411
	4,170,627	1.56	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	3,629,526
	637,664		Residential Asset Securitization Trust 2004-A10, 5.5%, 2/25/35	648,785
	2,071,264	0.62	Residential Asset Securitization Trust 2004-A7, Floating Rate Note, 10/25/34	1,881,530
	4,950,000	2.31	Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)	4,972,211
	2,031,976		RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35	2,096,542
	6,716,065	0.79	Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33	6,535,202
	1,024,777	0.87	Sequoia Mortgage Trust 2004-8, Floating Rate Note, 9/20/34	977,866
	2,530,727	0.85	Sequoia Mortgage Trust 2004-9, Floating Rate Note, 10/20/34	2,411,886
	2,237,757	0.39	Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35	2,020,208
	8,771,879	2.50	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	8,447,732
	5,168,807	3.54	Sequoia Mortgage Trust 2013-5, Floating Rate Note, 5/25/43 (144A)	5,077,578
	6,765,811	3.00	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	6,674,892
	3,224,167	2.25	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43	3,146,587
	3,747,487	3.00	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43	3,714,992
	4,058,328		Sequoia Mortgage Trust 2013-9, 3.5%, 7/25/43 (144A)	3,895,731
	11,025,915	2.50	Sequoia Mortgage Trust, Floating Rate Note, 12/26/42	10,731,490
	2,396,370	3.00	Sequoia Mortgage Trust, Floating Rate Note, 9/25/42	2,359,677
	1,100,000	5.30	Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/26/59 (144A)	1,134,609
	890,043	2.86	Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34	890,795
	2,708,171	2.37	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35	2,688,637
	27,017	2.52	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 2/25/34	27,155
	3,009,707	2.58	Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33	2,984,892
	1,496,871	2.45	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33	1,482,723
	3,203,335	1.64	Thornburg Mortgage Securities Trust Class II2A, Floating Rate Note, 3/25/44	3,132,218
	750,000		TimberStar Trust 1 REMICS, 5.668%, 10/15/36 (144A)	798,431
	3,742,129		Vericrest Opportunity Loan Transferee 2014-NPL4 LLC, 3.125%, 4/27/54 (Step) (144A)	3,720,350
	4,105,741		VOLT XXII LLC, 3.625%, 10/27/53 (Step)	4,108,623
	3,253,261		VOLT XXIV LLC, 3.25%, 11/25/53 (Step)	3,256,336
	1,775,000	4.69	Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate Note, 10/17/45	1,873,023
	3,525,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 2.819%, 8/17/50	3,607,880
	4,800,000	5.58	Wells Fargo Commercial Mortgage Trust, Floating Rate Note, 11/18/43 (144A)	5,330,237
	463,213	2.55	Wells Fargo Mortgage Backed Securities 2003-L Trust, Floating Rate Note, 11/25/33	454,642
	1,344,749	2.61	Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, Floating Rate Note, 6/25/35	1,332,889
	349,296	4.62	Wells Fargo Mortgage Backed Securities 2005-AR6 Trust, Floating Rate Note, 4/25/35	349,847
	1,200,000	5.39	WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)	1,315,506
	2,885,000		WFRBS Commercial Mortgage Trust 2011-C3, 3.998%, 3/15/44 (144A)	3,073,610
	2,000,000	5.25	WFRBS Commercial Mortgage Trust 2011-C4, Floating Rate Note, 6/17/44 (144A)	2,175,142
	3,450,000		WFRBS Commercial Mortgage Trust 2014-LC14, 2.862%, 3/15/47	3,542,781
				$506,736,583
			Total Banks	$506,736,583
			Diversified Financials - 0.1%
			Other Diversified Financial Services - 0.1%
	2,842,000	2.11	Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)	$2,838,925
	4,267,914	0.33	GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)	4,056,029
	2,859,895		Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, 5.5%, 8/25/33 (Step)	2,997,562
	900,000		Spirit Master Funding VII LLC, 3.8868%, 12/20/43	918,025
				$10,810,541
			Total Diversified Financials	$10,810,541
			Government - 1.7%
			Government - 1.7%
	120,367		Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34	$120,323
	5,065,000	4.16	Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)	5,182,766
	1,970,970		Federal National Mortgage Association REMICS, 3.5%, 1/25/29 (d)	126,078
	3,552,989		Federal National Mortgage Association REMICS, 4.5%, 6/25/29	3,855,345
	528,243		Federal National Mortgage Association REMICS, 5.0%, 9/25/39	547,528
	3,900,000	5.43	FREMF Mortgage Trust 2010-K7, Floating Rate Note, 5/25/29 (144A)	4,343,122
	1,980,000	5.24	FREMF Mortgage Trust 2010-K8, Floating Rate Note, 9/25/43 (144A)	2,188,621
	4,160,000	5.19	FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)	4,591,005
	5,600,000	4.62	FREMF Mortgage Trust 2011-K10 , Floating Rate Note, 11/25/49 (144A)	6,014,394
	3,300,000	4.42	FREMF Mortgage Trust 2011-K11 REMICS, Floating Rate Note, 12/25/48 (144A)	3,513,632
	3,953,000	4.35	FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)	4,183,831
	2,200,000	5.16	FREMF Mortgage Trust 2011-K14, Floating Rate Note, 2/25/47 (144A)	2,429,992
	8,232,000	4.77	FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)	8,753,398
	5,450,000	4.88	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	5,818,175
	6,500,000	3.87	FREMF Mortgage Trust 2012-K20, Floating Rate Note, 5/25/45 (144A)	6,657,956
	25,000	3.76	FREMF Mortgage Trust 2012-K708, Floating Rate Note, 2/27/45 (144A)	25,457
	5,000,000	3.87	FREMF Mortgage Trust 2012-K709, Floating Rate Note, 4/25/45 (144A)	5,141,915
	1,000,000	3.20	FREMF Mortgage Trust 2013-K502, Floating Rate Note, 3/27/45 (144A)	992,301
	3,400,000	3.27	FREMF Mortgage Trust 2013-K713, Floating Rate Note, 4/25/46 (144A)	3,372,593
	2,750,000	3.46	FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)	2,815,120
	3,661,000	3.82	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	3,774,733
	4,100,000	4.29	FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)	4,286,980
	3,600,000	3.46	FREMF Mortgage Trust Class C, Floating Rate Note, 11/25/46 (144A)	3,654,083
	4,775,000	4.29	FREMF Mortgage Trust Class C, Floating Rate Note, 7/25/48 (144A)	4,906,752
	7,180,087		Government National Mortgage Association, 3.0%, 4/20/41	7,424,066
	9,820,000		Government National Mortgage Association, 4.5%, 9/20/39	10,610,500
	434,995		Government National Mortgage Association, 4.973%, 4/16/42	445,281
	47,193,750	1.01	Government National Mortgage Association, Floating Rate Note, 2/16/53 (d)	3,501,682
	33,188,852	1.02	Government National Mortgage Association, Floating Rate Note, 3/16/53 (d)	2,241,940
	48,307,326	1.02	Government National Mortgage Association, Floating Rate Note, 8/16/52 (d)	2,861,533
	51,095,437	1.05	Government National Mortgage Association, Floating Rate Note, 9/16/52 (d)	3,780,092
				$118,161,194
			Total Government	$118,161,194
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $642,592,574)	$647,114,569

			CORPORATE BONDS - 41.6%
			Energy - 5.5%
			Oil & Gas Drilling - 0.4%
	4,175,000		Diamond Offshore Drilling, Inc., 3.45%, 11/1/23	$3,874,780
	17,750,000		Ensco Plc, 4.5%, 10/1/24	17,252,592
	2,845,000		Offshore Group Investment, Ltd., 7.5%, 11/1/19	2,119,525
	2,250,000		Pride International, Inc., 6.875%, 8/15/20	2,524,437
				$25,771,334
			Oil & Gas Equipment & Services - 0.2%
	7,300,000		Exterran Holdings, Inc., 7.25%, 12/1/18	$7,154,000
	90,000		SESI LLC, 7.125%, 12/15/21	86,400
	3,825,000		Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42	3,238,727
	4,070,000		Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19	4,827,346
				$15,306,473
			Integrated Oil & Gas - 0.2%
	17,200,000		Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21	$9,288,000
MXN	14,965,000		Petroleos Mexicanos, 7.19%, 9/12/24 (144A)	1,010,762
	1,395,000		Rosneft Finance SA, 6.625%, 3/20/17 (144A)	1,297,350
	1,770,000		Rosneft Finance SA, 7.25%, 2/2/20 (144A)	1,531,050
	1,250,000		Rosneft Finance SA, 7.875%, 3/13/18 (144A)	1,152,202
				$14,279,364
			Oil & Gas Exploration & Production - 1.9%
	8,000,000		Antero Resources Corp., 5.125%, 12/1/22 (144A)	$7,540,000
	560,000		Approach Resources, Inc., 7.0%, 6/15/21	414,400
	7,710,000		Carrizo Oil & Gas, Inc., 7.5%, 9/15/20 (144A)	7,401,600
	5,605,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	5,605,000
	3,475,000		Chaparral Energy, Inc., 7.625%, 11/15/22	2,276,125
	9,120,000		Comstock Resources, Inc., 7.75%, 4/1/19	6,475,200
	5,125,000		Concho Resources, Inc., 6.5%, 1/15/22	5,355,625
	11,796,000		Denbury Resources, Inc., 4.625%, 7/15/23	10,233,030
	3,780,000		Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)	4,254,390
	9,850,000		EP Energy LLC, 9.375%, 5/1/20	9,948,500
	107,000		Freeport-McMoran Oil & Gas LLC, 6.75%, 2/1/22	117,700
	765,000		Gazprom OAO Via Gaz Capital SA, 8.146%, 4/11/18 (144A)	757,350
	5,768,000		Hilcorp Energy I LP, 7.625%, 4/15/21 (144A)	5,796,840
	3,500,000		KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)	3,109,750
	1,900,000		Kodiak Oil & Gas Corp., 5.5%, 1/15/21	1,904,750
	85,000		Kodiak Oil & Gas Corp., 8.125%, 12/1/19	86,488
	2,760,000		Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)	1,932,000
	9,200,000		Linn Energy LLC, 6.5%, 5/15/19	7,866,000
	3,374,000		Linn Energy LLC, 8.625%, 4/15/20	2,935,380
	6,125,000		Newfield Exploration Co., 5.625%, 7/1/24	6,059,922
	15,700,000		Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)	11,618,000
	4,620,000		Oasis Petroleum, Inc., 6.875%, 3/15/22	4,204,200
	3,760,000		Pacific Rubiales Energy Corp., 5.375%, 1/26/19 (144A)	3,239,240
	1,200,000		Parsley Energy LLC, 7.5%, 2/15/22 (144A)	1,137,000
	1,395,000		Rosetta Resources, Inc., 5.625%, 5/1/21	1,276,564
	2,100,000		Rosetta Resources, Inc., 5.875%, 6/1/24	1,869,000
	4,710,000		Samson Investment Co., 9.75%, 2/15/20	1,951,706
	9,865,000		Sanchez Energy Corp., 6.125%, 1/15/23 (144A)	8,286,600
	250,000		Sanchez Energy Corp., 7.75%, 6/15/21	232,500
	1,960,000		SandRidge Energy, Inc., 7.5%, 3/15/21	1,254,400
	1,160,000		SM Energy Co., 5.0%, 1/15/24	1,003,400
	1,080,000		SM Energy Co., 6.5%, 1/1/23	1,036,800
	4,650,000		Swift Energy Co., 7.875%, 3/1/22	2,406,375
	3,650,000		Vanguard Natural Resources LLC, 7.875%, 4/1/20	3,149,038
	3,170,000		W&T Offshore, Inc., 8.5%, 6/15/19	2,076,350
				$134,811,223
			Oil & Gas Refining & Marketing - 0.6%
	6,735,000		Calumet Specialty Products Partners LP, 6.5%, 4/15/21 (144A)	$5,994,150
	17,555,000		EnLink Midstream Partners LP, 4.4%, 4/1/24	17,783,935
	3,125,000		Reliance Holding USA, Inc., 4.5%, 10/19/20 (144A)	3,265,462
	25,000		Sunoco, Inc., 9.625%, 4/15/15	25,569
	9,480,000		Tesoro Corp., 5.375%, 10/1/22	9,598,500
	4,414,000		Valero Energy Corp., 9.375%, 3/15/19	5,504,836
				$42,172,452
			Oil & Gas Storage & Transportation - 2.2%
	9,375,000		Boardwalk Pipelines LP, 4.95%, 12/15/24	$9,320,512
	1,770,000		Buckeye Partners LP, 6.05%, 1/15/18	1,952,809
	4,290,000		DCP Midstream LLC, 9.75%, 3/15/19 (144A)	5,365,958
	17,150,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	16,635,500
	4,234,000	3.26	Energy Transfer Partners LP, Floating Rate Note, 11/1/66	3,789,430
	3,683,000	8.38	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66	3,954,621
	15,875,000		Gibson Energy, Inc., 6.75%, 7/15/21 (144A)	15,835,312
NOK	32,000,000	6.94	Golar LNG Partners LP, Floating Rate Note, 10/12/17	4,238,354
	11,960,000		Kinder Morgan Energy Partners LP, 4.15%, 3/1/22	12,052,451
	5,225,000		Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	5,768,416
	15,495,000		MarkWest Energy Partners LP, 4.875%, 12/1/24	15,146,362
	9,425,000		ONEOK, Inc., 6.875%, 9/30/28	10,708,468
	12,650,000		Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	12,428,625
	2,140,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	2,417,977
	10,390,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	11,269,212
	8,880,000		The Williams Companies, Inc., 7.75%, 6/15/31	9,509,841
	13,440,000		Williams Partners LP, 4.3%, 3/4/24	13,415,297
				$153,809,145
			Coal & Consumable Fuels - 0.0%†
	4,260,000		Alpha Natural Resources, Inc., 6.0%, 6/1/19	$1,320,600
	1,860,000		Alpha Natural Resources, Inc., 6.25%, 6/1/21	520,800
				$1,841,400
			Total Energy	$387,991,391
			Materials - 3.5%
			Commodity Chemicals - 0.2%
	3,590,000		Hexion US Finance Corp., 8.875%, 2/1/18	$3,195,100
	3,605,000		NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	3,577,962
	3,875,000		Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)	3,913,750
				$10,686,812
			Diversified Chemicals - 0.1%
	4,140,000		Eastman Chemical Co., 4.8%, 9/1/42	$4,186,629
			Fertilizers & Agricultural Chemicals - 0.5%
	25,250,000		Agrium, Inc., 5.25%, 1/15/45	$27,272,904
	3,650,000		EuroChem Mineral & Chemical Co OJSC via EuroChem GI, Ltd., 5.125%, 12/12/17 (144A)	3,131,700
	5,550,000		Phosagro OAO via Phosagro Bond Funding, Ltd., 4.204%, 2/13/18 (144A)	4,773,000
				$35,177,604
			Specialty Chemicals - 0.0%†
	1,375,000		Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)	$1,223,750
			Construction Materials - 0.3%
	5,098,000		CEMEX Espana SA, 9.875%, 4/30/19 (144A)	$5,595,055
	3,400,000		Cemex SAB de CV, 7.25%, 1/15/21 (144A)	3,561,500
	4,700,000	5.23	Cemex SAB de CV, Floating Rate Note, 9/30/15 (144A)	4,747,611
	1,900,000		Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)	2,174,674
	4,250,000		Union Andina de Cementos SAA, 5.875%, 10/30/21 (144A)	4,311,625
				$20,390,465
			Metal & Glass Containers - 0.5%
	1,824,000		AEP Industries, Inc., 8.25%, 4/15/19	$1,842,240
EURO	100,000		Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)	124,663
	1,129,412		Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)	1,140,706
	7,250,000		Ardagh Packaging Finance Plc, 9.125%, 10/15/20 (144A)	7,721,250
EURO	11,058,000		Ardagh Packaging Finance Plc, 9.25%, 10/15/20 (144A)	14,119,006
	4,075,000		Reynolds Group Issuer, Inc., 7.125%, 4/15/19	4,212,531
	5,795,000		Reynolds Group Issuer, Inc., 9.875%, 8/15/19	6,142,700
				$35,303,096
			Diversified Metals & Mining - 0.9%
	6,230,000		Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)	$5,108,600
	8,860,000		Freeport-McMoRan, Inc., 3.875%, 3/15/23	8,353,527
	20,840,000		Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)	17,505,600
	11,775,000		KGHM International, Ltd., 7.75%, 6/15/19 (144A)	12,128,250
	8,500,000		MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20 (144A)	7,701,000
	5,850,000		Vedanta Resources Plc, 6.0%, 1/31/19 (144A)	5,703,750
	2,585,000		Vedanta Resources Plc, 8.25%, 6/7/21 (144A)	2,559,150
	4,040,000		Vedanta Resources Plc, 9.5%, 7/18/18 (144A)	4,343,000
	3,360,000		Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)	3,318,000
				$66,720,877
			Gold - 0.1%
	2,400,000		Eldorado Gold Corp., 6.125%, 12/15/20 (144A)	$2,328,000
	2,475,000		IAMGOLD Corp., 6.75%, 10/1/20 (144A)	1,864,170
				$4,192,170
			Precious Metals & Minerals - 0.1%
	7,550,000		Fresnillo Plc, 5.5%, 11/13/23 (144A)	$7,399,000
			Steel - 0.5%
	3,645,000		Allegheny Technologies, Inc., 9.375%, 6/1/19	$4,240,739
	3,480,000		Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)	2,644,800
	5,175,000		Glencore Funding LLC, 4.125%, 5/30/23 (144A)	5,049,553
	6,200,000		Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)	4,704,684
	1,921,000		Metinvest BV, 10.5%, 11/28/17 (144A)	1,191,020
	5,675,000		Metinvest BV, 8.75%, 2/14/18 (144A)	3,121,250
	7,600,000		Samarco Mineracao SA, 4.125%, 11/1/22 (144A)	6,688,000
	3,000,000		Samarco Mineracao SA, 5.75%, 10/24/23 (144A)	2,865,000
	3,875,000		Worthington Industries, Inc., 4.55%, 4/15/26	4,101,408
				$34,606,454
			Paper Products - 0.3%
	2,500,000		Inversiones CMPC SA, 4.375%, 5/15/23 (144A)	$2,456,998
	8,625,000		Inversiones CMPC SA, 4.5%, 4/25/22 (144A)	8,642,336
	11,110,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	10,554,500
	1,100,000		Sappi Papier Holding GmbH, 6.625%, 4/15/21 (144A)	1,127,500
				$22,781,334
			Total Materials	$242,668,191
			Capital Goods - 1.7%
			Aerospace & Defense - 0.0%†
	1,025,000		DynCorp International, Inc., 10.375%, 7/1/17	$871,250
			Building Products - 0.6%
	9,250,000		Building Materials Corp of America, 5.375%, 11/15/24 (144A)	$9,226,875
	3,665,000		Building Materials Corp. of America, 6.75%, 5/1/21 (144A)	3,875,738
	312,000		Griffon Corp., 5.25%, 3/1/22	292,110
	14,465,000		Masco Corp., 7.125%, 3/15/20	16,707,075
	1,075,000		Owens Corning, 4.2%, 12/1/24	1,060,881
	8,525,000	5.75	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	9,185,688
				$40,348,367
			Construction & Engineering - 0.2%
	3,500,000		Dycom Investments, Inc., 7.125%, 1/15/21	$3,675,000
	3,400,000		Empresas ICA SAB de CV, 8.375%, 7/24/17 (144A)	3,366,000
	6,425,000		Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	6,168,000
	5,500,000		OAS Investments GmbH, 8.25%, 10/19/19 (144A) (e)	1,870,000
				$15,079,000
			Electrical Components & Equipment - 0.0%†
	3,500,000		WireCo WorldGroup, Inc., 9.5%, 5/15/17	$3,526,250
			Industrial Conglomerates - 0.1%
	4,200,000		Magnesita Finance, Ltd., 8.625% (Perpetual) (144A)	$4,032,000
			Construction & Farm Machinery & Heavy Trucks - 0.5%
	1,125,000		Commercial Vehicle Group, Inc., 7.875%, 4/15/19	$1,161,562
	14,150,000		Cummins, Inc., 5.65%, 3/1/98	17,402,010
	1,385,000		Cummins, Inc., 6.75%, 2/15/27	1,781,257
	11,805,000		Navistar International Corp., 8.25%, 11/1/21	11,642,681
				$31,987,510
			Industrial Machinery - 0.0%†
	120,000		Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)	$127,200
	1,291,000		Valmont Industries, Inc., 6.625%, 4/20/20	1,515,156
				$1,642,356
			Trading Companies & Distributors - 0.3%
	3,775,000		Aircastle, Ltd., 6.25%, 12/1/19	$3,982,625
	2,900,000		Aircastle, Ltd., 7.625%, 4/15/20	3,211,750
	3,200,000		Aviation Capital Group Corp., 4.625%, 1/31/18 (144A)	3,325,453
	4,183,000		Fly Leasing, Ltd., 6.75%, 12/15/20	4,224,830
	6,865,000		GATX Corp., 6.0%, 2/15/18	7,633,832
				$22,378,490
			Total Capital Goods	$119,865,223
			Commercial Services & Supplies - 0.1%
			Environmental & Facilities Services - 0.1%
	6,050,000		Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)	$5,036,625
			Total Commercial Services & Supplies	$5,036,625
			Transportation - 0.6%
			Airlines - 0.3%
	1,904,611		Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)	$1,923,657
	388,043		Continental Airlines 1999-1 Class B Pass Through Trust, 6.795%, 8/2/18	405,505
	200,000		Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.125%, 4/29/18 (144A)	212,500
	50,000		Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16 (144A)	52,000
	2,102,639		Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	2,249,824
	2,795,000		Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.9%, 1/15/26	2,746,088
	4,965,000		TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)	5,101,538
	6,200,000		United Continental Holdings, Inc., 6.0%, 7/15/26	5,967,500
				$18,658,612
			Railroads - 0.0%†
	3,750,000		Far East Capital, Ltd. SA, 8.0%, 5/2/18 (144A)	$1,537,500
			Trucking - 0.2%
	1,602,000		Asciano Finance, Ltd., 4.625%, 9/23/20 (144A)	$1,672,901
	4,200,000		Asciano Finance, Ltd., 5.0%, 4/7/18 (144A)	4,515,248
	5,984,919		Inversiones Alsacia SA, 8/18/18 (144A) (c)	4,309,141
	2,050,000		Transnet SOC, Ltd., 4.0%, 7/26/22 (144A)	1,937,250
				$12,434,540
			Airport Services - 0.0%†
	1,100,000		Aguila 3 SA, 7.875%, 1/31/18 (144A)	$1,064,250
			Highways & Railtracks - 0.1%
MXN	87,500,000		Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	$5,751,300
			Total Transportation	$39,446,202
			Consumer Durables & Apparel - 0.7%
			Home Furnishings - 0.1%
	3,450,000		Mohawk Industries, Inc., 3.85%, 2/1/23	$3,451,387
			Homebuilding - 0.4%
	5,880,000		Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)	$6,115,200
	3,460,000		Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	3,615,700
	3,140,000		Desarrolladora Homex SAB de CV, 12/11/19 (144A) (c) (e)	219,800
	5,065,000		Desarrolladora Homex SAB de CV, 9.75%, 3/25/20 (144A) (e)	354,550
	7,780,000		DR Horton, Inc., 5.75%, 8/15/23	8,246,800
	1,500,000		KB Home, Inc., 8.0%, 3/15/20	1,642,500
	6,230,000		The Ryland Group, Inc., 5.375%, 10/1/22	6,043,100
	2,275,000		Urbi Desarrollos Urbanos SAB de CV, 1/21/20 (144A) (c)	227,500
	1,995,000		Urbi Desarrollos Urbanos SAB de CV, 2/3/22 (144A) (c)	199,500
				$26,664,650
			Household Appliances - 0.1%
	8,100,000		Arcelik AS, 5.0%, 4/3/23 (144A)	$7,801,110
			Housewares & Specialties - 0.1%
	9,539,000		Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)	$10,469,052
			Total Consumer Durables & Apparel	$48,386,199
			Consumer Services - 1.4%
			Casinos & Gaming - 0.8%
EURO	3,750,000		Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)	$4,657,571
EURO	7,630,000	8.25	GTECH S.p.A., Floating Rate Note, 3/31/66 (144A)	10,042,200
	120,000		International Game Technology, 7.5%, 6/15/19	129,946
	26,147		Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (e)	261
	11,815,000		MGM Resorts International, 6.0%, 3/15/23	11,874,075
	18,000,000		Scientific Games International, Inc., 10.0%, 12/1/22 (144A)	16,492,500
	5,420,000		Wynn Las Vegas LLC, 4.25%, 5/30/23 (144A)	5,149,000
	11,470,000		Wynn Las Vegas LLC, 5.375%, 3/15/22	11,642,050
				$59,987,603
			Restaurants - 0.0%†
	1,012,000		Arcos Dorados Holdings, Inc., 6.625%, 9/27/23 (144A)	$986,700
			Education Services - 0.5%
	4,550,000		Bowdoin College, 4.693%, 7/1/12	$4,735,535
	5,600,000		President and Fellows of Harvard College, 2.3%, 10/1/23	5,412,389
	14,800,000		Tufts University, 5.017%, 4/15/12	16,139,903
	5,100,000		William Marsh Rice University, 4.626%, 5/15/63	5,688,910
				$31,976,737
			Specialized Consumer Services - 0.1%
	3,322,000		Service Corp. International United States, 8.0%, 11/15/21	$3,845,215
	525,000		Sotheby's, 5.25%, 10/1/22 (144A)	496,125
				$4,341,340
			Total Consumer Services	$97,292,380
			Media - 0.4%
			Broadcasting - 0.2%
	10,705,000		CCO Holdings LLC, 6.625%, 1/31/22	$11,374,062
	3,775,000		CCO Holdings LLC, 7.375%, 6/1/20	4,001,500
				$15,375,562
			Cable & Satellite - 0.2%
	2,400,000		CCOH Safari LLC, 5.5%, 12/1/22	$2,436,000
	4,000,000		DIRECTV Holdings LLC, 3.95%, 1/15/25	4,031,476
	5,350,000		Numericable-SFR, 6.0%, 5/15/22 (144A)	5,379,425
	640,000		Time Warner Cable, Inc., 8.75%, 2/14/19	792,226
				$12,639,127
			Total Media	$28,014,689
			Retailing - 0.6%
			Catalog Retail - 0.3%
	18,100,000		QVC, Inc., 4.45%, 2/15/25	$17,690,288
			Internet Retail - 0.2%
	7,485,000		Expedia, Inc., 4.5%, 8/15/24	$7,558,136
	7,110,000		Expedia, Inc., 5.95%, 8/15/20	7,945,240
				$15,503,376
			Computer & Electronics Retail - 0.0%†
	1,995,000		Rent-A-Center, Inc., 6.625%, 11/15/20	$1,915,200
			Specialty Stores - 0.1%
	5,420,000		Outerwall, Inc., 6.0%, 3/15/19	$5,338,700
			Total Retailing	$40,447,564
			Food & Staples Retailing - 0.2%
			Drug Retail - 0.1%
	5,485,753		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$6,311,332
	1,006,194		CVS Pass-Through Trust, 6.036%, 12/10/28	1,173,327
				$7,484,659
			Food Distributors - 0.1%
	5,100,000		JBS Investments GmbH, 7.75%, 10/28/20 (144A)	$5,281,050
			Food Retail - 0.0%†
	391,000		C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$388,068
	282,000		Darling Ingredients, Inc., 5.375%, 1/15/22	277,770
				$665,838
			Total Food & Staples Retailing	$13,431,547
			Food, Beverage & Tobacco - 1.6%
			Distillers & Vintners - 0.0%†
	2,560,000		Constellation Brands, Inc., 4.75%, 11/15/24	$2,592,000
			Agricultural Products - 0.2%
	12,880,000		Viterra, Inc., 5.95%, 8/1/20 (144A)	$14,220,293
			Packaged Foods & Meats - 1.2%
	50,000		Agrokor dd, 8.875%, 2/1/20 (144A)	$53,950
	3,500,000		BRF SA, 3.95%, 5/22/23 (144A)	3,235,750
	7,810,000		BRF SA, 5.875%, 6/6/22 (144A)	8,262,980
	6,385,000		CFG Investment SAC, 9.75%, 7/30/19 (144A)	5,554,950
	9,641,000		Grupo Bimbo SAB de CV, 3.875%, 6/27/24 (144A)	9,678,889
	3,713,000		JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)	3,796,542
	4,650,000		JBS USA LLC, 8.25%, 2/1/20 (144A)	4,894,125
	15,910,000		Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)	14,796,300
	4,150,000		Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)	4,087,750
	3,750,000		Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	3,787,500
	10,800,000		MHP SA, 8.25%, 4/2/20 (144A)	7,344,000
	5,000,000		Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)	5,755,000
	8,100,000		Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	7,938,000
	2,290,000		Mondelez International, Inc., 6.5%, 2/9/40	3,051,963
				$82,237,699
			Tobacco - 0.2%
	10,630,000		Alliance One International, Inc., 9.875%, 7/15/21	$9,487,275
	4,700,000		Lorillard Tobacco Co., 3.75%, 5/20/23	4,655,242
				$14,142,517
			Total Food, Beverage & Tobacco	$113,192,509
			Health Care Equipment & Services - 0.1%
			Health Care Services - 0.0%†
	1,328,000		Gentiva Health Services, Inc., 11.5%, 9/1/18	$1,412,992
			Health Care Facilities - 0.1%
	700,000		CHS, 6.875%, 2/1/22	$741,562
	3,800,000		HCA, Inc., 6.5%, 2/15/20	4,257,900
	3,200,000		Kindred Healthcare, Inc., 6.375%, 4/15/22 (144A)	3,048,000
	171,000		Universal Hospital Services, Inc., 7.625%, 8/15/20	147,060
				$8,194,522
			Total Health Care Equipment & Services	$9,607,514
			Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
			Pharmaceuticals - 0.2%
	8,169,000		Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (144A)	$8,005,620
	8,085,000		Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/21 (144A)	8,731,800
				$16,737,420
			Total Pharmaceuticals, Biotechnology & Life Sciences	$16,737,420
			Banks - 4.9%
			Diversified Banks - 3.9%
TRY	11,000,000		Akbank TAS, 7.5%, 2/5/18 (144A)	$4,308,031
	8,110,000		Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)	8,278,858
	6,400,000	7.38	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)	7,050,703
	363,000	9.75	Banco de Credito del Peru Panama, Floating Rate Note, 11/6/69 (144A)	439,230
	10,210,000	6.88	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)	11,103,375
	2,400,000		Banco do Estado do Rio Grande do Sul SA, 7.375%, 2/2/22 (144A)	2,439,936
	5,000,000		Banco Nacional de Costa Rica, 4.875%, 11/1/18 (144A)	4,950,000
	2,400,000	6.38	Banco Santander SA, Floating Rate Note (Perpetual)	2,346,000
	1,075,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49	1,094,242
	22,475,000	6.25	Bank of America Corp., Floating Rate Note, 9/29/49	22,215,122
	50,000		BBVA Banco Continental SA, 5.0%, 8/26/22 (144A)	52,095
	2,500,000		BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)	2,512,500
	23,300,000		BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)	25,231,570
	2,270,000	5.35	BBVA Bancomer SA Texas, Floating Rate Note, 11/12/29 (144A)	2,241,850
	15,280,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)	15,050,800
	8,000,000		CorpGroup Banking SA, 6.75%, 3/15/23 (144A)	7,884,304
	18,500,000	6.62	Credit Agricole SA, Floating Rate Note, 12/31/64 (144A)	17,931,125
	1,900,000		Export-Import Bank of Korea, 5.875%, 1/14/15	1,902,225
INR	208,750,000		Inter-American Development Bank, 6.0%, 9/5/17	3,366,957
IDR	17,080,000,000		Inter-American Development Bank, 7.2%, 11/14/17	1,362,539
IDR	22,600,000,000		Inter-American Development Bank, 7.25%, 7/17/17	1,812,015
	5,643,000		Intesa Sanpaolo S.p.A., 3.625%, 8/12/15 (144A)	5,719,214
	3,925,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	4,540,648
NZD	15,300,000		JPMorgan Chase & Co., 4.25%, 11/2/18	11,834,288
	7,626,000	7.90	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	8,207,864
	17,800,000		Merrill Lynch & Co., Inc., 7.75%, 5/14/38	25,139,011
	17,800,000		Nordea Bank AB, 4.25%, 9/21/22 (144A)	18,482,203
	4,000,000	4.00	Oversea-Chinese Banking Corp, Ltd., Floating Rate Note, 10/15/24 (144A)	4,095,720
	1,847,368	2.99	SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)	1,845,134
	11,145,000	4.50	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)	10,821,795
	18,802,000		Standard Chartered Plc, 3.95%, 1/11/23 (144A)	18,144,663
TRY	14,400,000		Turkiye Garanti Bankasi AS, 7.375%, 3/7/18 (144A)	5,509,054
	7,800,000		VTB Bank OJSC Via VTB Capital SA, 6.0%, 4/12/17 (144A)	6,727,500
	7,400,000		VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)	5,476,000
	2,450,000	7.98	Wells Fargo & Co., Floating Rate Note (Perpetual)	2,704,188
				$272,820,759
			Regional Banks - 0.8%
	6,843,000		Banco Internacional del Peru SAA, 5.75%, 10/7/20 (144A)	$7,458,870
	1,500,000		CoBank ACB, 7.875%, 4/16/18 (144A)	1,761,732
	15,605,000	4.45	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	15,605,000
	25,567,000	6.75	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	28,059,782
	660,000	5.57	Wachovia Capital Trust III, Floating Rate Note (Perpetual)	637,230
				$53,522,614
			Thrifts & Mortgage Finance - 0.2%
	12,500,000		Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)	$10,547,500
	843,000		Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.875%, 9/25/17 (144A)	784,403
RUB	246,800,000		Alfa Bank OJSC Via Alfa Bond Issuance Plc, 8.625%, 4/26/16 (144A)	3,592,647
				$14,924,550
			Total Banks	$341,267,923
			Diversified Financials - 5.0%
			Other Diversified Financial Services - 1.6%
	9,380,000		Alterra Finance LLC, 6.25%, 9/30/20	$10,889,214
	20,360,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	23,547,928
INR	259,300,000		European Bank for Reconstruction & Development, 6.0%, 3/3/16	4,110,297
INR	213,800,000		European Bank for Reconstruction & Development, 7.65%, 2/18/15	3,393,405
	6,250,000		Fixed Income Trust Series 2013-A, 10/15/97 (Step) (144A) (c)	4,497,092
	24,300,000	7.12	General Electric Capital Corp., Floating Rate Note (Perpetual)	28,279,125
	2,550,000		Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)	2,668,180
	11,735,000	5.15	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	11,054,370
	13,825,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49	14,585,375
	5,300,000		SUAM Finance BV, 4.875%, 4/17/24 (144A)	5,300,000
	5,351,000	0.00	Tiers Trust, Floating Rate Note, 10/15/97 (144A)	4,708,052
				$113,033,038
			Multi-Sector Holdings - 0.3%
	4,710,000		GrupoSura Finance SA, 5.7%, 5/18/21 (144A)	$4,969,050
	11,820,000		IPIC GMTN, Ltd., 5.5%, 3/1/22 (144A)	13,519,125
				$18,488,175
			Specialized Finance - 0.6%
	12,763,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$14,454,098
	7,180,000		BM&FBovespa SA, 5.5%, 7/16/20 (144A)	7,610,800
	12,855,000		Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	14,044,088
	1,750,000		Fly Leasing, Ltd., 6.375%, 10/15/21	1,723,750
	4,695,000		Nationstar Mortgage LLC, 6.5%, 6/1/22	4,284,188
				$42,116,924
			Consumer Finance - 0.3%
INR	358,950,000		International Finance Corp., 6.3%, 11/25/24	$5,717,233
INR	1,040,880,000		International Finance Corp., 8.25%, 6/10/21	18,766,075
				$24,483,308
			Asset Management & Custody Banks - 0.8%
	7,925,000		Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)	$8,512,869
	5,375,000		Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (144A)	5,844,039
	19,000		Eaton Vance Corp., 6.5%, 10/2/17	21,318
	21,530,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	24,518,945
	6,310,000		Legg Mason, Inc., 5.625%, 1/15/44	7,217,738
	4,350,000		Neuberger Berman Group LLC, 5.625%, 3/15/20 (144A)	4,545,750
	5,450,000	4.50	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	5,024,219
				$55,684,878
			Investment Banking & Brokerage - 1.4%
	6,560,000		E*TRADE Financial Corp., 5.375%, 11/15/22	$6,707,600
	5,945,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	6,733,747
	7,750,000		Macquarie Group, Ltd., 6.25%, 1/14/21 (144A)	8,869,278
	13,200,000		Morgan Stanley, 4.1%, 5/22/23	13,364,182
	4,400,000		Morgan Stanley, 4.875%, 11/1/22	4,673,143
	13,475,000		TD Ameritrade Holding Corp., 3.625%, 4/1/25	13,657,088
NZD	13,855,000		The Goldman Sachs Group, Inc., 5.2%, 12/17/19	10,865,100
	7,400,000		The Goldman Sachs Group, Inc., 6.45%, 5/1/36	8,944,410
	5,400,000		The Goldman Sachs Group, Inc., 6.75%, 10/1/37	6,789,825
	16,775,000		UBS AG, 7.625%, 8/17/22	19,750,147
				$100,354,520
			Total Diversified Financials	$354,160,843
			Insurance - 7.3%
			Insurance Brokers - 0.4%
	16,900,000		Brown & Brown, Inc., 4.2%, 9/15/24	$17,091,984
	6,850,000		Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)	8,230,008
GBP	2,125,000		Towergate Finance Plc, 8.5%, 2/15/18 (144A)	2,932,610
				$28,254,602
			Life & Health Insurance - 0.7%
	125,000		CNO Financial Group, Inc., 6.375%, 10/1/20 (144A)	$131,875
	3,200,000		Forethought Financial Group, Inc., 8.625%, 4/15/21 (144A)	3,665,328
	3,758,000		MetLife Capital Trust IV, 7.875%, 12/15/67 (144A)	4,800,845
	5,875,000		MetLife, Inc., 6.4%, 12/15/66	6,550,625
	4,460,000		Protective Life Corp., 7.375%, 10/15/19	5,367,142
	11,240,000	5.62	Prudential Financial, Inc., Floating Rate Note, 6/15/43	11,490,652
	5,969,000	8.88	Prudential Financial, Inc., Floating Rate Note, 6/15/68	6,968,808
	7,575,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	7,991,625
	2,700,000	5.65	Voya Financial, Inc., Floating Rate Note, 5/15/53	2,673,000
				$49,639,900
			Multi-line Insurance - 0.5%
	10,060,000		AXA SA, 8.6%, 12/15/30	$13,666,802
	6,970,000		Liberty Mutual Group, Inc., 5.0%, 6/1/21 (144A)	7,592,435
	11,050,000		Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)	13,958,570
				$35,217,807
			Property & Casualty Insurance - 0.8%
	10,110,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	$12,133,051
	12,255,000		OneBeacon US Holdings, Inc., 4.6%, 11/9/22	12,746,131
	5,100,000		QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)	5,100,530
	12,600,000		The Hanover Insurance Group, Inc., 6.375%, 6/15/21	14,273,633
	6,267,000		The Hanover Insurance Group, Inc., 7.5%, 3/1/20	7,381,229
				$51,634,574
			Reinsurance - 4.9%
	8,128,729		Altair Re, Variable Rate Notes, 6/30/16 (Cat Bond)	$8,906,649
	3,040,000		Altair Re, Variable Rate Notes, 6/30/17 (Cat Bond)	3,040,000
	7,500,000	6.38	Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24	7,799,438
	3,033,000		Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/1/15	3,279,886
	500,000	3.43	Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)	510,150
	5,400,000	4.28	Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)	5,441,040
	400,000	6.00	Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)	401,720
	1,400,000	2.56	Bosphorus Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)	1,400,280
	4,433,000	5.28	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	4,489,742
	5,300,000	6.87	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	5,517,830
	8,064,000		Carnoustie Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/19/16	8,064,000
	3,056,160		Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 7/14/15	2,968,143
	3,900,000	4.73	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	3,899,220
	3,150,000	10.26	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	3,150,000
	900,000	9.02	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	899,910
	850,000	9.04	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	902,445
	7,200,000		Eden Re II, Ltd., 4/19/18 (Cat Bond) (144A) (c)	7,200,000
	7,750,000	5.02	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/7/17 (Cat Bond) (144A)	7,757,750
	11,510,100		Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16	11,510,100
	2,550,000		Fairfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/2/16	2,329,935
	6,000,000	5.02	Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)	6,024,600
	6,150,000	7.40	Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)	6,333,885
	7,100,000		Gloucester Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/12/15	6,731,510
	3,900,000	N/A	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)	3,879,330
	3,700,000	8.37	Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)	3,720,720
	900,000	13.52	Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)	909,000
	3,850,000	4.02	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	3,911,600
	6,590,000	3.76	Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)	6,566,935
	925,000	4.76	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	943,038
	1,300,000	4.51	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	1,312,480
EURO	1,300,000	2.34	Lion I Re, Ltd., Floating Rate Note, 4/28/17 (Cat Bond)	1,579,461
	50,000	3.98	Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)	50,740
	1,495,000	6.03	Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)	1,520,864
	57,000		Lorenzo Re, Ltd., (Cat Bond) (Perpetual) * (c)	6,467,790
	3,800,000	2.02	Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	3,787,840
	11,560,000		Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	11,909,285
	1,850,000	9.01	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	1,869,425
	3,100,000	12.01	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	3,147,120
	10,950,000	8.23	Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	11,202,945
	250,000	8.51	Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	256,200
	250,000	11.76	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	263,925
	6,250,000	8.01	Mythen Re, Ltd., Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)	6,451,250
	3,766,000		PI-1, Series A - 2014 (KANE SAC Ltd.), Variable Rate Notes, 4/7/15	3,771,649
	4,712,000		PI-1, Series B - 2014 (KANE SAC Ltd.), Variable Rate Notes, 7/18/16	5,285,450
	7,017,560		PI-1, Series C - 2014 (KANE SAC Ltd.), Variable Rate Notes, 7/7/16	7,025,279
	2,646,751		PI-1, Series E - 2014 (Kane SAC Ltd.), Variable Rate Notes, 6/12/15	2,734,623
	12,025,000		Platinum Underwriters Finance, Inc., 7.5%, 6/1/17	13,432,947
	1,000,000	3.52	Queen City Re, Floating Rate Note, 1/6/19 (Cat Bond) (144A)	995,400
	3,150,000	7.51	Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	3,177,090
	3,400,000	8.51	Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	3,436,040
	700,000	10.39	Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	708,750
	8,470,000		Reinsurance Group of America, Inc., 6.45%, 11/15/19	9,806,854
	7,100,000	8.77	Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	7,264,720
	3,250,000	8.92	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)	3,352,375
	4,250,000	9.02	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	4,362,200
	2,300,000	4.52	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	2,371,990
	4,500,000	8.02	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	4,812,300
	250,000	5.30	Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)	251,850
	3,500,000	3.02	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)	3,462,900
	7,650,000	4.01	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	7,631,640
	3,000,000	3.53	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	2,981,100
	22,798		Sector Re V, Ltd., 12/1/17 (Cat Bond) (144A) (c)	0
	20,917		Sector Re V, Ltd., 12/1/18 (Cat Bond) (144A) (c)	874,755
	2,900,000		Sector Re V, Ltd., 12/1/19 (Cat Bond) (144A) (c)	2,915,080
	6,086		Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A) (c)	153,694
	1,900,000		Sector Re V, Ltd., 3/30/19 (Cat Bond) (144A) (c)	2,221,290
	3,500,000		Silverton Re, Ltd., 9/16/16 (Cat Bond) (144A) (c)	4,337,550
	4,500,000		Silverton RE, Ltd., 9/18/17 (Cat Bond) (144A) (c)	4,500,000
	6,200,000		Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)	6,809,237
	12,390,000	7.51	Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)	12,897,990
	7,246,500		St. Andrews Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/16	7,246,500
	3,150,000	16.51	Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)	3,167,010
	2,000,000	8.54	Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)	2,114,800
	250,000	6.26	Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	249,850
	2,024,000		Turnberry Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/15/16	2,024,000
	2,750,000	N/A	Ursa Re, Ltd., Floating Rate Note, 12/7/17 (Cat Bond) (144A)	2,747,250
	12,033,893		Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017	12,033,893
	5,500,000	3.42	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	5,600,650
	2,200,000	2.76	Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	2,218,040
	950,000	1.76	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)	929,480
	800,000	2.51	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)	796,400
	6,215,000	5.88	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	6,537,614
				$345,548,421
			Total Insurance	$510,295,304
			Real Estate - 1.6%
			Diversified REIT - 0.5%
	7,300,000		DCT Industrial Operating Partnership LP, 4.5%, 10/15/23	$7,602,154
	6,300,000		Digital Realty Trust LP, 3.625%, 10/1/22	6,204,076
	1,445,000		Digital Realty Trust LP, 5.875%, 2/1/20	1,616,199
	3,738,000		Hospitality Properties Trust, 5.0%, 8/15/22	3,939,030
	530,000		MPT Operating Partnership LP, 5.5%, 5/1/24	552,525
	5,270,000		Trust F, 5.25%, 12/15/24 (144A)	5,428,627
	6,680,000		WP Carey, Inc., 4.6%, 4/1/24	7,014,000
				$32,356,611
			Office REIT - 0.8%
	100,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$99,044
	4,802,000		Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	4,817,515
	11,010,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	11,710,908
	3,865,000		BioMed Realty LP, 4.25%, 7/15/22	4,006,142
	5,105,000		Corporate Office Properties LP, 3.6%, 5/15/23	4,905,119
	9,205,000		DuPont Fabros Technology LP, 5.875%, 9/15/21	9,377,594
	9,060,000		Highwoods Realty LP, 3.625%, 1/15/23	9,085,314
	11,130,000		Piedmont Operating Partnership LP, 3.4%, 6/1/23	10,785,627
				$54,787,263
			Health Care REIT - 0.3%
	3,150,000		Health Care Real Estate Investment Trust, Inc., 5.25%, 1/15/22	$3,500,223
	3,370,000		Healthcare Realty Trust, Inc., 5.75%, 1/15/21	3,768,203
	11,518,000		Senior Housing Properties Trust, 6.75%, 4/15/20	13,015,248
				$20,283,674
			Specialized REIT - 0.0%†
	3,205,000		CubeSmart LP, 4.8%, 7/15/22	$3,519,465
			Real Estate Operating Companies - 0.0%†
	50,000		IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)	$49,950
			Total Real Estate	$110,996,963
			Software & Services - 0.4%
			Internet Software & Services - 0.1%
	5,075,000		Equinix, Inc., 5.375%, 1/1/22	$5,122,705
	6,275,000		Equinix, Inc., 5.75%, 1/1/25	6,329,906
				$11,452,611
			Data Processing & Outsourced Services - 0.2%
	13,230,000		Audatex North America, Inc., 6.0%, 6/15/21 (144A)	$13,626,900
			Home Entertainment Software - 0.1%
	6,015,000		Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)	$6,315,750
			Total Software & Services	$31,395,261
			Technology Hardware & Equipment - 0.7%
			Communications Equipment - 0.0%†
	1,500,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23	$1,440,000
			Technology Hardware, Storage & Peripherals - 0.3%
	5,595,000		NCR Corp., 6.375%, 12/15/23	$5,818,800
	3,900,000		Seagate HDD Cayman, 4.75%, 1/1/25 (144A)	4,017,644
	13,870,000		Seagate HDD Cayman, 4.75%, 6/1/23	14,406,048
				$24,242,492
			Electronic Equipment Manufacturers - 0.1%
	6,375,000		Viasystems, Inc., 7.875%, 5/1/19 (144A)	$6,725,625
			Electronic Manufacturing Services - 0.3%
	4,615,000		Flextronics International, Ltd., 4.625%, 2/15/20	$4,684,225
	15,200,000		Flextronics International, Ltd., 5.0%, 2/15/23	15,504,000
				$20,188,225
			Total Technology Hardware & Equipment	$52,596,342
			Semiconductors & Semiconductor Equipment - 0.2%
			Semiconductors - 0.2%
	15,160,000		Advanced Micro Devices, Inc., 7.0%, 7/1/24	$12,848,100
	1,942,800		LDK Solar Co, Ltd., 5.535%, 12/31/18, (5.535% cash, 5.535% PIK) (PIK)	0
				$12,848,100
			Total Semiconductors & Semiconductor Equipment	$12,848,100
			Telecommunication Services - 2.5%
			Integrated Telecommunication Services - 1.6%
	4,100,000		CenturyLink, Inc., 6.45%, 6/15/21	$4,397,250
	3,510,000		CenturyLink, Inc., 7.6%, 9/15/39	3,474,900
	3,100,000		CenturyLink, Inc., 7.65%, 3/15/42	3,084,500
	10,771,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	11,309,550
	11,090,000		Frontier Communications Corp., 8.5%, 4/15/20	12,365,350
	10,355,000		Frontier Communications Corp., 8.75%, 4/15/22	11,571,712
	1,500,000		GCI, Inc., 8.625%, 11/15/19	1,573,125
	10,580,000		GTP Acquisition Partners I LLC, 7.628%, 6/15/41 (144A)	11,074,171
	3,126,208		GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)	3,210,178
	3,825,000		Oi SA, 5.75%, 2/10/22 (144A)	3,499,875
	3,200,000		Ooredoo International Finance, Ltd., 3.875%, 1/31/28 (144A)	3,064,512
EURO	2,625,000		Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 (144A)	3,367,520
	9,215,000		Verizon Communications, Inc., 5.012%, 8/21/54 (144A)	9,533,369
	9,186,000		Verizon Communications, Inc., 6.55%, 9/15/43	11,768,635
	9,870,000		Windstream Corp., 6.375%, 8/1/23	9,228,450
	8,680,000		Windstream Corp., 7.75%, 10/15/20	8,940,400
	1,740,000		Windstream Corp., 8.125%, 9/1/18	1,805,250
				$113,268,747
			Wireless Telecommunication Services - 0.9%
	6,850,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$7,529,698
	3,135,000		Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)	3,600,993
	6,600,000		Digicel, Ltd., 8.25%, 9/1/17 (144A)	6,682,500
	9,950,000		SBA Tower Trust, 3.869%, 10/15/49 (144A)	10,122,205
	10,375,000		Sprint Corp., 7.25%, 9/15/21	10,284,219
	4,915,000		T-Mobile USA, Inc., 6.625%, 11/15/20	5,001,012
	11,600,000		VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)	9,396,000
RUB	193,400,000		VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)	2,299,727
	6,650,000		WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)	6,827,156
				$61,743,510
			Total Telecommunication Services	$175,012,257
			Utilities - 2.4%
			Electric Utilities - 1.4%
	5,720,000		Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)	$6,904,040
	23,175,000		Electricite de France SA, 6.0%, 1/22/14 (144A)	26,997,531
	5,285,000	5.25	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	5,417,125
	9,485,000		Empresa Electrica Angamos SA, 4.875%, 5/25/29 (144A)	9,319,012
	215,000		Enel Finance International NV, 5.125%, 10/7/19 (144A)	237,564
	10,830,000	8.13	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)	12,576,338
	426,120		FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)	427,185
	5,000,000		Israel Electric Corp., Ltd., 5.625%, 6/21/18 (144A)	5,285,000
	4,150,000		Israel Electric Corp., Ltd., 6.7%, 2/10/17 (144A)	4,450,875
	2,725,000		Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	3,035,105
	1,330,000		Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)	1,629,250
	85,000		Nevada Power Co., 6.5%, 8/1/18	98,485
	3,725,000		Public Service Co. of New Mexico, 7.95%, 5/15/18	4,383,807
	6,320,000		RJS Power Holdings LLC, 5.125%, 7/15/19 (144A)	6,241,000
	8,675,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)	9,618,406
				$96,620,723
			Gas Utilities - 0.2%
	1,965,000		Nakilat, Inc., 6.067%, 12/31/33 (144A)	$2,195,888
	3,823,351		Nakilat, Inc., 6.267%, 12/31/33 (144A)	4,253,478
	6,200,000		Transportadora de Gas del Peru SA, 4.25%, 4/30/28 (144A)	5,983,000
	4,837,873		Transportadora de Gas del Sur SA, 9.625%, 5/14/20 (144A)	4,837,873
				$17,270,239
			Multi-Utilities - 0.3%
	18,225,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$19,959,838
	3,150,000		DTEK Finance Plc, 7.875%, 4/4/18 (144A)	1,417,500
	3,019,065		Ormat Funding Corp., 8.25%, 12/30/20	3,049,256
	50,000		Sempra Energy, 9.8%, 2/15/19	64,205
				$24,490,799
			Independent Power Producers & Energy Traders - 0.5%
	1,292,800		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$1,468,203
	6,100,000		Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (144A)	5,093,500
	8,380,000		Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)	8,705,647
	4,750,000		InterGen NV, 7.0%, 6/30/23 (144A)	4,512,500
	3,199,201		Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	3,434,982
	2,595,151		Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)	2,985,724
	7,850,000		Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)	7,732,250
				$33,932,806
			Total Utilities	$172,314,567
			TOTAL CORPORATE BONDS
			(Cost $2,900,010,327)	$2,923,005,014

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.6%
	31,800,000		Fannie Mae, 3.0%, 1/20/15	$33,053,368
	63,352,000		Fannie Mae, 3.5%, 1/14/15	66,039,519
	15,900,000		Fannie Mae, 3.5%, 1/20/15	16,796,859
	5,339,356		Fannie Mae, 3.5%, 11/1/40	5,574,082
	1,891,778		Fannie Mae, 3.5%, 11/1/42	1,974,247
	901,646		Fannie Mae, 3.5%, 11/1/42	944,037
	416,574		Fannie Mae, 3.5%, 11/1/42	436,266
	1,278,076		Fannie Mae, 3.5%, 11/1/42	1,338,506
	5,997,103		Fannie Mae, 3.5%, 12/1/25	6,343,023
	42,885		Fannie Mae, 3.5%, 12/1/42	44,901
	1,646,560		Fannie Mae, 3.5%, 12/1/42	1,724,307
	6,340,673		Fannie Mae, 3.5%, 4/1/29	6,703,869
	6,942,116		Fannie Mae, 3.5%, 4/1/29	7,339,764
	1,905,385		Fannie Mae, 3.5%, 6/1/42	1,989,052
	8,564,950		Fannie Mae, 3.5%, 7/1/26	9,059,814
	16,932,015		Fannie Mae, 3.5%, 7/1/43	17,678,022
	22,032,529		Fannie Mae, 3.5%, 8/1/42	22,994,670
	40,777,163		Fannie Mae, 3.5%, 8/1/42	42,557,507
	1,257,480		Fannie Mae, 4.0%, 1/1/42	1,343,637
	3,430,614		Fannie Mae, 4.0%, 1/1/42	3,665,662
	22,755,000		Fannie Mae, 4.0%, 1/14/15	24,285,362
	5,700,245		Fannie Mae, 4.0%, 10/1/43	6,127,659
	2,930,919		Fannie Mae, 4.0%, 11/1/41	3,131,731
	19,730		Fannie Mae, 4.0%, 11/1/41	21,081
	8,591,527		Fannie Mae, 4.0%, 11/1/43	9,217,675
	2,934,954		Fannie Mae, 4.0%, 11/1/43	3,164,167
	12,643,113		Fannie Mae, 4.0%, 11/1/44	13,509,843
	724,003		Fannie Mae, 4.0%, 11/1/44	773,635
	6,339,616		Fannie Mae, 4.0%, 12/1/40	6,847,914
	25,068,011		Fannie Mae, 4.0%, 12/1/41	26,785,548
	7,946,663		Fannie Mae, 4.0%, 12/1/41	8,491,129
	13,892		Fannie Mae, 4.0%, 12/1/42	14,873
	1,656,388		Fannie Mae, 4.0%, 12/1/43	1,780,196
	2,921,782		Fannie Mae, 4.0%, 2/1/42	3,121,968
	1,739,922		Fannie Mae, 4.0%, 2/1/43	1,859,133
	27,535,265		Fannie Mae, 4.0%, 2/1/44	29,421,846
	3,067,140		Fannie Mae, 4.0%, 2/1/44	3,303,978
	4,722,781		Fannie Mae, 4.0%, 2/1/44	5,077,049
	305,858		Fannie Mae, 4.0%, 4/1/41	328,586
	2,842,642		Fannie Mae, 4.0%, 4/1/42	3,037,406
	4,147,709		Fannie Mae, 4.0%, 4/1/42	4,431,890
	434,819		Fannie Mae, 4.0%, 5/1/42	464,610
	15,207,114		Fannie Mae, 4.0%, 5/1/44	16,249,030
	3,959		Fannie Mae, 4.0%, 7/1/18	4,196
	278,005		Fannie Mae, 4.0%, 7/1/42	297,053
	23,963,379		Fannie Mae, 4.0%, 7/1/44	25,605,232
	18,921,251		Fannie Mae, 4.0%, 8/1/42	20,252,795
	5,703,910		Fannie Mae, 4.0%, 8/1/43	6,103,841
	4,299,175		Fannie Mae, 4.0%, 8/1/43	4,621,144
	882,503		Fannie Mae, 4.0%, 9/1/37	944,252
	9,280,483		Fannie Mae, 4.5%, 10/1/43	10,071,485
	4,905,740		Fannie Mae, 4.5%, 10/1/43	5,323,730
	4,807,162		Fannie Mae, 4.5%, 11/1/40	5,223,231
	10,144,634		Fannie Mae, 4.5%, 11/1/43	11,008,999
	3,548,097		Fannie Mae, 4.5%, 11/1/43	3,896,545
	1,349,358		Fannie Mae, 4.5%, 11/1/43	1,481,419
	22,352,586		Fannie Mae, 4.5%, 12/1/40	24,296,523
	38,134		Fannie Mae, 4.5%, 12/1/41	41,439
	3,907,480		Fannie Mae, 4.5%, 12/1/41	4,258,076
	43,731,860		Fannie Mae, 4.5%, 2/1/44	47,540,169
	43,613,144		Fannie Mae, 4.5%, 2/1/44	47,403,447
	300,580		Fannie Mae, 4.5%, 3/1/35	328,018
	1,343,308		Fannie Mae, 4.5%, 3/1/41	1,459,529
	1,519,568		Fannie Mae, 4.5%, 3/1/41	1,650,967
	10,502		Fannie Mae, 4.5%, 4/1/41	11,413
	7,015,916		Fannie Mae, 4.5%, 5/1/41	7,622,418
	20,831,175		Fannie Mae, 4.5%, 7/1/41	22,805,762
	4,680,542		Fannie Mae, 4.5%, 7/1/41	5,084,783
	26,886,055		Fannie Mae, 4.5%, 8/1/41	29,222,973
	1,310,911		Fannie Mae, 4.5%, 9/1/41	1,424,851
	13,738,638		Fannie Mae, 4.5%, 9/1/43	14,918,856
	2,471,260		Fannie Mae, 5.0%, 1/1/39	2,728,351
	190,000,000		Fannie Mae, 5.0%, 1/14/15	209,916,598
	945,198		Fannie Mae, 5.0%, 10/1/40	1,051,704
	336,077		Fannie Mae, 5.0%, 2/1/22	362,944
	14,916		Fannie Mae, 5.0%, 4/1/22	16,018
	810,554		Fannie Mae, 5.0%, 5/1/38	894,877
	863,706		Fannie Mae, 5.0%, 5/1/41	954,776
	176,876		Fannie Mae, 5.0%, 6/1/22	189,454
	35,742		Fannie Mae, 5.0%, 6/1/22	38,583
	6,894,486		Fannie Mae, 5.0%, 6/1/35	7,640,398
	3,853,235		Fannie Mae, 5.0%, 6/1/40	4,264,234
	749,848		Fannie Mae, 5.0%, 6/1/40	828,754
	1,723,824		Fannie Mae, 5.0%, 7/1/35	1,908,440
	4,033,457		Fannie Mae, 5.0%, 7/1/35	4,467,130
	1,696,710		Fannie Mae, 5.0%, 7/1/39	1,873,223
	856,806		Fannie Mae, 5.0%, 7/1/39	946,587
	1,674,472		Fannie Mae, 5.0%, 7/1/39	1,848,671
	3,088,492		Fannie Mae, 5.0%, 7/1/40	3,416,638
	826,611		Fannie Mae, 5.0%, 7/1/41	912,605
	2,614,021		Fannie Mae, 5.0%, 8/1/35	2,894,046
	268,188		Fannie Mae, 5.5%, 12/1/35	300,362
	6,563		Fannie Mae, 5.5%, 2/1/33	7,178
	561,203		Fannie Mae, 5.5%, 3/1/21	613,826
	96,290		Fannie Mae, 5.5%, 3/1/36	108,707
	166,997		Fannie Mae, 5.5%, 4/1/34	188,178
	224,460		Fannie Mae, 5.5%, 4/1/36	250,818
	57,035		Fannie Mae, 5.5%, 5/1/33	63,732
	35,997		Fannie Mae, 5.5%, 6/1/33	40,563
	75,648		Fannie Mae, 5.5%, 7/1/33	85,256
	16,014		Fannie Mae, 6.0%, 1/1/33	18,305
	108,621		Fannie Mae, 6.0%, 1/1/34	124,063
	3,716		Fannie Mae, 6.0%, 10/1/32	4,251
	8,501		Fannie Mae, 6.0%, 11/1/32	9,660
	65,048		Fannie Mae, 6.0%, 12/1/32	74,212
	118,549		Fannie Mae, 6.0%, 12/1/33	135,274
	286,061		Fannie Mae, 6.0%, 12/1/37	323,875
	2,169		Fannie Mae, 6.0%, 3/1/32	2,484
	8,934		Fannie Mae, 6.0%, 3/1/33	10,211
	7,850		Fannie Mae, 6.0%, 3/1/33	8,898
	406,374		Fannie Mae, 6.0%, 4/1/38	460,093
	137,463		Fannie Mae, 6.0%, 5/1/33	157,758
	315,400		Fannie Mae, 6.0%, 6/1/37	357,976
	33,885		Fannie Mae, 6.0%, 7/1/17	35,145
	149,086		Fannie Mae, 6.0%, 7/1/38	169,316
	13,926		Fannie Mae, 6.5%, 10/1/32	15,860
	8,306		Fannie Mae, 6.5%, 11/1/32	9,459
	1,384		Fannie Mae, 6.5%, 2/1/32	1,628
	4,469		Fannie Mae, 6.5%, 3/1/32	5,090
	345		Fannie Mae, 6.5%, 4/1/29	393
	2,016		Fannie Mae, 6.5%, 5/1/31	2,296
	310		Fannie Mae, 6.5%, 6/1/31	353
	889		Fannie Mae, 6.5%, 7/1/31	1,012
	3,459		Fannie Mae, 6.5%, 8/1/32	3,991
	535		Fannie Mae, 7.0%, 2/1/29	633
	1,403		Fannie Mae, 7.0%, 5/1/28	1,616
	635		Fannie Mae, 7.0%, 7/1/31	668
	1,086		Fannie Mae, 7.5%, 1/1/28	1,215
	3,288,378		Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	3,424,565
	9,610,482		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	10,224,956
	723,979		Federal Home Loan Mortgage Corp., 3.5%, 11/1/44	753,578
	6,372,727		Federal Home Loan Mortgage Corp., 3.5%, 8/1/43	6,633,266
	5,814,332		Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	6,205,291
	955,689		Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	1,023,896
	13,226,951		Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	14,116,340
	19,397,250		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	20,701,533
	1,978,494		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	2,120,472
	2,002,338		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	2,145,998
	1,490,070		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	1,596,868
	737,438		Federal Home Loan Mortgage Corp., 4.5%, 10/1/35	803,380
	920,867		Federal Home Loan Mortgage Corp., 4.5%, 10/1/43	998,656
	1,337,377		Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	1,451,403
	3,721,414		Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	4,032,995
	69,031		Federal Home Loan Mortgage Corp., 4.5%, 3/1/44	74,958
	181,144		Federal Home Loan Mortgage Corp., 4.5%, 5/1/44	196,506
	2,523,435		Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	2,737,922
	268,788		Federal Home Loan Mortgage Corp., 4.5%, 9/1/41	291,394
	2,766,868		Federal Home Loan Mortgage Corp., 4.5%, 9/1/43	2,999,263
	134,266		Federal Home Loan Mortgage Corp., 4.5%, 9/1/43	145,582
	74,227		Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	82,209
	10,804,782		Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	11,975,997
	493,414		Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	530,263
	378,206		Federal Home Loan Mortgage Corp., 5.0%, 12/1/34	418,922
	345,516		Federal Home Loan Mortgage Corp., 5.0%, 4/1/23	375,862
	66,218		Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	73,219
	304,562		Federal Home Loan Mortgage Corp., 5.0%, 7/1/35	337,055
	833,048		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	918,274
	585,700		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	645,621
	5,244		Federal Home Loan Mortgage Corp., 5.5%, 10/1/16	5,547
	109,867		Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	124,238
	92,491		Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	106,010
	14,488		Federal Home Loan Mortgage Corp., 6.0%, 10/1/37	16,398
	122,464		Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	138,444
	274,548		Federal Home Loan Mortgage Corp., 6.0%, 12/1/37	310,390
	10,002		Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	11,310
	35,349		Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	39,991
	140,732		Federal Home Loan Mortgage Corp., 6.0%, 6/1/17	147,190
	160,973		Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	181,882
	196,529		Federal Home Loan Mortgage Corp., 6.0%, 8/1/34	225,011
	2,393		Federal Home Loan Mortgage Corp., 6.5%, 9/1/32	2,718
	1,183,588		Federal National Mortgage Association, 4.0%, 8/1/44	1,264,681
	960,145		Federal National Mortgage Association, 5.0%, 12/1/41	1,063,516
	49,056,000		Government National Mortgage Association I, 3.5%, 1/21/15	51,493,470
	72,045,000		Government National Mortgage Association I, 4.0%, 1/21/15	77,289,934
	2,990,332		Government National Mortgage Association I, 4.0%, 10/15/44	3,239,072
	5,000,000		Government National Mortgage Association I, 4.0%, 12/18/14	5,368,970
	3,000,000		Government National Mortgage Association I, 4.0%, 3/15/44	3,221,382
	2,810,461		Government National Mortgage Association I, 4.0%, 3/15/44	3,017,857
	396,739		Government National Mortgage Association I, 4.0%, 9/15/41	426,016
	2,000,000		Government National Mortgage Association I, 4.0%, 9/15/41	2,147,588
	1,016,000		Government National Mortgage Association I, 4.5%, 1/15/40	1,122,700
	222,701		Government National Mortgage Association I, 4.5%, 10/15/33	245,655
	3,296,454		Government National Mortgage Association I, 4.5%, 11/15/40	3,612,628
	45,536		Government National Mortgage Association I, 4.5%, 12/15/34	50,029
	3,268,963		Government National Mortgage Association I, 4.5%, 3/15/38	3,588,567
	162,291		Government National Mortgage Association I, 4.5%, 4/15/35	178,448
	97,606		Government National Mortgage Association I, 4.5%, 4/15/35	106,712
	2,306,011		Government National Mortgage Association I, 4.5%, 6/15/40	2,525,967
	2,339,678		Government National Mortgage Association I, 4.5%, 6/15/41	2,564,456
	2,978,919		Government National Mortgage Association I, 4.5%, 6/15/41	3,264,917
	1,129,147		Government National Mortgage Association I, 4.5%, 7/15/41	1,236,011
	6,904,404		Government National Mortgage Association I, 4.5%, 8/15/41	7,556,464
	299,309		Government National Mortgage Association I, 4.5%, 9/15/33	329,270
	764,348		Government National Mortgage Association I, 4.5%, 9/15/40	841,248
	132,813		Government National Mortgage Association I, 5.0%, 10/15/18	141,503
	26,939		Government National Mortgage Association I, 5.0%, 10/15/18	28,705
	39,558		Government National Mortgage Association I, 5.0%, 11/15/16	41,159
	171,272		Government National Mortgage Association I, 5.0%, 6/15/21	183,036
	674,332		Government National Mortgage Association I, 5.0%, 9/15/33	746,005
	963,058		Government National Mortgage Association I, 5.125%, 10/15/38	1,069,708
	257,113		Government National Mortgage Association I, 5.5%, 1/15/34	294,978
	197,869		Government National Mortgage Association I, 5.5%, 1/15/35	223,416
	38,667		Government National Mortgage Association I, 5.5%, 10/15/19	41,045
	367,804		Government National Mortgage Association I, 5.5%, 10/15/19	389,005
	292,594		Government National Mortgage Association I, 5.5%, 10/15/34	330,155
	823		Government National Mortgage Association I, 5.5%, 12/15/18	867
	239,735		Government National Mortgage Association I, 5.5%, 12/15/35	267,739
	606,771		Government National Mortgage Association I, 5.5%, 2/15/35	683,648
	259,487		Government National Mortgage Association I, 5.5%, 2/15/35	292,220
	21		Government National Mortgage Association I, 5.5%, 2/15/37	23
	13,003		Government National Mortgage Association I, 5.5%, 3/15/17	13,548
	190,290		Government National Mortgage Association I, 5.5%, 3/15/37	212,520
	127,632		Government National Mortgage Association I, 5.5%, 3/15/37	142,540
	434,474		Government National Mortgage Association I, 5.5%, 3/15/37	489,979
	5,982		Government National Mortgage Association I, 5.5%, 4/15/33	6,728
	241,029		Government National Mortgage Association I, 5.5%, 4/15/34	270,536
	186,512		Government National Mortgage Association I, 5.5%, 6/15/35	209,047
	130,618		Government National Mortgage Association I, 5.5%, 7/15/33	147,525
	391,407		Government National Mortgage Association I, 5.5%, 7/15/34	441,592
	85,690		Government National Mortgage Association I, 5.5%, 8/15/19	90,369
	115,529		Government National Mortgage Association I, 5.5%, 9/15/19	122,702
	243,192		Government National Mortgage Association I, 5.5%, 9/15/19	256,463
	92,078		Government National Mortgage Association I, 5.5%, 9/15/19	97,066
	369,676		Government National Mortgage Association I, 5.75%, 10/15/38	415,383
	103,633		Government National Mortgage Association I, 5.75%, 10/15/38	116,655
	44,091		Government National Mortgage Association I, 6.0%, 1/15/17	45,263
	28,868		Government National Mortgage Association I, 6.0%, 1/15/33	32,645
	150,746		Government National Mortgage Association I, 6.0%, 1/15/33	174,254
	59,376		Government National Mortgage Association I, 6.0%, 1/15/34	68,620
	76,696		Government National Mortgage Association I, 6.0%, 10/15/33	86,786
	506,913		Government National Mortgage Association I, 6.0%, 10/15/37	573,011
	13,873		Government National Mortgage Association I, 6.0%, 11/15/16	14,277
	2,062		Government National Mortgage Association I, 6.0%, 11/15/18	2,068
	349,469		Government National Mortgage Association I, 6.0%, 11/15/33	401,101
	128,941		Government National Mortgage Association I, 6.0%, 2/15/33	149,178
	112,839		Government National Mortgage Association I, 6.0%, 2/15/33	130,585
	94,583		Government National Mortgage Association I, 6.0%, 3/15/33	110,920
	14,059		Government National Mortgage Association I, 6.0%, 3/15/33	16,239
	4,716		Government National Mortgage Association I, 6.0%, 3/15/33	5,337
	67,392		Government National Mortgage Association I, 6.0%, 3/15/33	77,938
	983		Government National Mortgage Association I, 6.0%, 5/15/16	999
	191,559		Government National Mortgage Association I, 6.0%, 5/15/33	221,253
	55,586		Government National Mortgage Association I, 6.0%, 5/15/33	62,975
	457,632		Government National Mortgage Association I, 6.0%, 5/15/33	529,353
	102,158		Government National Mortgage Association I, 6.0%, 6/15/17	105,463
	38,243		Government National Mortgage Association I, 6.0%, 6/15/17	39,726
	99,339		Government National Mortgage Association I, 6.0%, 6/15/33	114,978
	297,636		Government National Mortgage Association I, 6.0%, 6/15/33	344,458
	140,744		Government National Mortgage Association I, 6.0%, 7/15/17	146,095
	106,849		Government National Mortgage Association I, 6.0%, 7/15/17	111,280
	238,105		Government National Mortgage Association I, 6.0%, 7/15/33	275,477
	81,320		Government National Mortgage Association I, 6.0%, 7/15/33	91,914
	771,755		Government National Mortgage Association I, 6.0%, 7/15/38	872,277
	324		Government National Mortgage Association I, 6.0%, 8/15/16	325
	222,318		Government National Mortgage Association I, 6.0%, 8/15/32	257,202
	28,394		Government National Mortgage Association I, 6.0%, 9/15/19	28,679
	140,521		Government National Mortgage Association I, 6.0%, 9/15/33	159,846
	71,836		Government National Mortgage Association I, 6.0%, 9/15/33	82,956
	11,721		Government National Mortgage Association I, 6.5%, 1/15/29	13,375
	7,188		Government National Mortgage Association I, 6.5%, 10/15/31	8,280
	5,973		Government National Mortgage Association I, 6.5%, 10/15/31	6,816
	15,285		Government National Mortgage Association I, 6.5%, 10/15/32	17,442
	46,813		Government National Mortgage Association I, 6.5%, 11/15/31	53,418
	72,945		Government National Mortgage Association I, 6.5%, 11/15/32	85,226
	441		Government National Mortgage Association I, 6.5%, 12/15/31	519
	4,948		Government National Mortgage Association I, 6.5%, 2/15/32	5,672
	2,591		Government National Mortgage Association I, 6.5%, 3/15/32	3,036
	2,391		Government National Mortgage Association I, 6.5%, 5/15/29	2,769
	27,298		Government National Mortgage Association I, 6.5%, 5/15/32	31,274
	3,970		Government National Mortgage Association I, 6.5%, 6/15/32	4,530
	6,778		Government National Mortgage Association I, 6.5%, 6/15/32	7,734
	5,094		Government National Mortgage Association I, 6.5%, 7/15/32	5,813
	9,089		Government National Mortgage Association I, 6.5%, 7/15/32	10,610
	29,406		Government National Mortgage Association I, 6.5%, 7/15/35	33,561
	4,244		Government National Mortgage Association I, 6.5%, 8/15/32	4,887
	38,509		Government National Mortgage Association I, 6.5%, 8/15/32	44,116
	3,853		Government National Mortgage Association I, 6.5%, 8/15/32	4,396
	102,681		Government National Mortgage Association I, 6.5%, 9/15/32	117,168
	42,401		Government National Mortgage Association I, 6.5%, 9/15/32	48,384
	754		Government National Mortgage Association I, 7.0%, 5/15/29	863
	476		Government National Mortgage Association I, 7.0%, 5/15/29	540
	1,541		Government National Mortgage Association I, 7.0%, 5/15/31	1,695
	1,064		Government National Mortgage Association I, 7.0%, 6/15/29	1,094
	461		Government National Mortgage Association I, 7.0%, 6/15/31	476
	9,844		Government National Mortgage Association I, 7.0%, 8/15/29	10,159
	122		Government National Mortgage Association I, 7.5%, 8/15/29	123
	15,023,581		Government National Mortgage Association II, 4.0%, 10/20/44	16,140,887
	687,790		Government National Mortgage Association II, 4.5%, 1/20/35	756,924
	1,380,336		Government National Mortgage Association II, 4.5%, 12/20/34	1,521,144
	693,713		Government National Mortgage Association II, 4.5%, 3/20/35	763,779
	7,904,060		Government National Mortgage Association II, 4.5%, 9/20/41	8,659,084
	12,011		Government National Mortgage Association II, 5.5%, 10/20/37	13,365
	186,461		Government National Mortgage Association II, 5.5%, 3/20/34	210,475
	261,106		Government National Mortgage Association II, 6.0%, 10/20/33	300,398
	79,385		Government National Mortgage Association II, 6.0%, 5/20/32	91,286
	370		Government National Mortgage Association II, 6.5%, 1/20/28	428
	5,886		Government National Mortgage Association II, 7.0%, 1/20/29	6,928
	5,000,000		U.S. Treasury Bonds, 3.0%, 11/15/44	5,254,690
	29,000,000		U.S. Treasury Bonds, 3.625%, 2/15/44	34,127,113
	25,000,000		U.S. Treasury Bonds, 3.625%, 8/15/43	29,400,400
	10,750,000		U.S. Treasury Bonds, 3.75%, 8/15/41	12,956,266
	3,290,000		U.S. Treasury Bonds, 4.375%, 11/15/39	4,314,012
	73,721,314		U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24	70,997,090
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $1,418,701,349)	$1,446,937,472

			FOREIGN GOVERNMENT BONDS - 4.9%
	17,900,000		Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/16/28 (144A)	$17,676,250
	7,900,000		Croatia Government International Bond, 5.5%, 4/4/23 (144A)	8,184,400
IDR	26,365,000,000		Indonesia Treasury Bond, 6.125%, 5/15/28	1,765,125
IDR	34,113,000,000		Indonesia Treasury Bond, 7.0%, 5/15/22	2,644,205
IDR	23,752,000,000		Indonesia Treasury Bond, 7.0%, 5/15/27	1,754,906
IDR	222,011,000,000		Indonesia Treasury Bond, 8.25%, 6/15/32	17,970,612
IDR	92,300,000,000		Inter-American Development Bank, 4.5%, 2/4/16	7,215,485
INR	1,036,140,000		International Finance Corp., 7.75%, 12/3/16	17,047,384
	4,385,000		Kenya Government International Bond, 5.875%, 6/24/19 (144A)	4,439,812
	8,635,000		Kenya Government International Bond, 6.875%, 6/24/24 (144A)	9,045,162
MXN	272,040,000		Mexican Bonos, 6.5%, 6/9/22	19,347,945
MXN	46,890,000		Mexican Bonos, 7.5%, 6/3/27	3,549,489
MXN	321,997,268		Mexican Udibonos, 2.0%, 6/9/22	21,455,585
MXN	233,853,943		Mexican Udibonos, 3.5%, 12/14/17	16,929,728
NOK	63,500,000		Norway Government Bond, 2.0%, 5/24/23	8,865,686
NOK	234,080,000		Norway Government Bond, 4.25%, 5/19/17	33,810,853
NOK	118,980,000		Norway Government Bond, 4.5%, 5/22/19	18,304,162
NOK	467,360,000		Norway Government Bond, 5.0%, 5/15/15	63,392,539
PLN	13,000,000		Poland Government Bond, 5.5%, 4/25/15	3,715,494
	6,700,000		Poland Government International Bond, 4.0%, 1/22/24	7,110,375
	4,179,700		Province of Salta Argentina, 9.5%, 3/16/22 (144A)	4,075,208
	1,817,000		Provincia de Neuquen Argentina, 7.875%, 4/26/21 (144A)	1,780,660
	16,455,000		Republic of Ghana, 7.875%, 8/7/23 (144A)	15,220,875
RON	83,320,000		Romania Government Bond, 5.85%, 4/26/23	26,085,189
RON	34,800,000		Romania Government Bond, 5.95%, 6/11/21	10,832,158
RUB	25,000		Russian Federal Bond - OFZ, 7.6%, 7/20/22	299
	1,935,000		Zambia Government International Bond, 5.375%, 9/20/22 (144A)	1,785,038
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $402,709,614)	$344,004,624

			MUNICIPAL BONDS - 3.4%
			Municipal Airport - 0.1%
	3,450,000		Indianapolis Airport Authority, 5.1%, 1/15/17	$3,729,830

			Municipal Development - 0.4%
	7,050,000	5.90	Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38	$7,619,146
	7,370,000		Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32	8,450,295
	8,470,000		Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37	8,980,318
	3,700,000		Selma Industrial Development Board, 6.25%, 11/1/33	4,316,827
				$29,366,586
			Municipal General - 1.6%
	2,300,000		Amherst College, 3.794%, 11/1/42	$2,291,837
	17,600,000		JobsOhio Beverage System, 3.985%, 1/1/29	18,254,896
	4,480,000		JobsOhio Beverage System, 4.532%, 1/1/35	4,868,819
	3,700,000		Maryland Health & Higher Educational Facilities Authority, 5.0%, 7/1/41	4,199,019
	6,550,000		Massachusetts Development Finance Agency, 5.25%, 4/1/37	7,558,372
	2,075,000		Massachusetts Development Finance Agency, 5.375%, 4/1/41	2,349,440
	4,025,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	5,541,302
	19,893,000		New Jersey Economic Development Authority, 2/15/18 (c)	18,373,573
	10,540,000		New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41	11,904,298
	1,400,000		New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	1,605,156
	2,550,000		State of Washington, 3.0%, 7/1/28	2,579,606
	4,585,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30	5,052,212
	9,165,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	10,058,954
	2,800,000		University of Southern California, 5.25%, 10/1/11	3,791,973
	7,500,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/31	8,102,250
	7,500,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/32	8,057,775
				$114,589,482
			Higher Municipal Education - 0.4%
	4,550,000		Baylor University, 4.313%, 3/1/42	$4,827,414
	8,675,000		California Educational Facilities Authority, 5.0%, 6/1/43	11,813,702
	4,550,000		Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32	6,286,508
	2,550,000		Permanent University Fund, 5.0%, 7/1/30	3,135,531
	2,210,000		The University of Texas System, 5.0%, 8/15/43	2,525,256
				$28,588,411
			Municipal Medical - 0.1%
	4,250,000		New Hampshire Health and Education Facilities Authority Act, 6.5%, 1/1/41	$4,924,688

			Municipal Pollution - 0.4%
	3,285,000		County of Sweetwater Wyoming, 5.6%, 12/1/35	$3,355,496
	4,450,000	5.20	Gulf Coast Waste Disposal Authority, Floating Rate Note, 5/1/28	4,648,692
	15,970,000		Port Freeport Texas, 5.95%, 5/15/33	17,739,476
	1,400,000	4.90	Yavapai County Industrial Development Authority, Floating Rate Note, 3/1/28	1,456,252
				$27,199,916
			Municipal School District - 0.2%
	11,120,000		North East Independent School District Texas, 5.25%, 2/1/31	$14,509,932

			Municipal Transportation - 0.0%†
	2,620,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62	$2,764,991

			Municipal Obligation - 0.2%
	5,440,000		Washington Suburban Sanitary Commission, 4.0%, 6/1/43	$5,718,909
	5,240,000		Washington Suburban Sanitary Commission, 4.0%, 6/1/44	5,504,358
				$11,223,267
			TOTAL MUNICIPAL BONDS
			(Cost $215,635,223)	$236,897,103

			SENIOR FLOATING RATE LOAN INTERESTS - 9.7%**
			Energy - 0.3%
			Oil & Gas Drilling - 0.1%
	5,653,438	6.00	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21	$4,508,616
			Oil & Gas Equipment & Services - 0.1%
	5,710,000	8.38	Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20	$4,205,415
			Integrated Oil & Gas - 0.0%†
	3,496,897	4.50	Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16	$3,479,412
			Oil & Gas Exploration & Production - 0.1%
	3,656,667	3.50	EP Energy LLC, Tranche B-3 Loan, 5/24/18	$3,482,975
	2,028,082	5.00	Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18	1,603,874
				$5,086,849
			Oil & Gas Refining & Marketing - 0.0%†
	1,547,560	4.25	Pilot Travel Centers LLC, Initial Tranche B, 9/30/21	$1,552,396
			Coal & Consumable Fuels - 0.0%†
	1,135,833	0.00	Bumi Resources Tbk PT, Term Loan, 8/15/13	$454,333
	1,066,849	6.04	Long Haul Holdings, Ltd., Facility B Loan, 11/17/13 (e)	362,729
				$817,062
			Total Energy	$19,649,750
			Materials - 1.0%
			Commodity Chemicals - 0.0%†
	1,729,724	4.00	Tronox Pigments BV, New Term Loan, 3/19/20	$1,705,940
			Diversified Chemicals - 0.1%
	1,037,374	0.00	OXEA Sarl, Tranche B-2 Term Loan (First Lien), 1/15/20	$995,879
	6,412,029	5.00	Univar, Term B Loan, 2/14/17	6,220,816
				$7,216,695
			Specialty Chemicals - 0.3%
	5,495,451	3.75	Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20	$5,368,369
	5,080,917	4.00	MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20	4,990,426
	1,395,000	0.00	OMNOVA Solutions, Inc., Term B-1 Loan, 5/31/18	1,381,050
	6,223,000	4.00	PQ Corp., 2014 Term Loan, 8/7/17	6,110,986
	277,667	1.00	WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21	276,626
	771,638	3.00	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21	768,745
				$18,896,202
			Construction Materials - 0.0%†
	2,145,732	4.25	CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20	$2,124,274
			Metal & Glass Containers - 0.0%†
	1,154,200	5.55	BWay Intermediate, Initial Term Loan, 8/14/20	$1,149,512
	1,043,771	5.50	Pro Mach Group, Inc., Dollar Term Loan, 10/22/21	1,046,055
				$2,195,567
			Paper Packaging - 0.1%
	4,148,100	5.25	Coveris Holdings SA, USD Term Loan, 4/14/19	$4,139,460
	1,266,889	4.75	Kleopatra Acquisition Corp., Term B-1 Loan, 12/21/16	1,266,097
				$5,405,557
			Aluminum - 0.0%†
	1,050,300	5.75	Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19	$1,008,288
	1,716,725	3.75	Novelis, Inc., Initial Term Loan, 3/10/17	1,703,314
				$2,711,602
			Diversified Metals & Mining - 0.1%
	3,691,824	3.75	Fortescue Metals Group Ltd., Bank Loan, 6/30/19	$3,372,636
	1,896,815	4.00	US Silica Co., Term Loan, 7/23/20	1,825,684
				$5,198,320
			Steel - 0.1%

	1,691,500	4.50	Atkore International, Inc., Term Loan (First Lien), 3/27/21	$1,664,013
	3,769,625	7.50	Essar Steel Algoma Inc., Initial Term Loan, 8/9/19	3,755,489
				$5,419,502
			Paper Products - 0.3%
	14,986,487	5.75	Appvion, Inc., Term Commitment, 6/28/19	$14,827,256
	2,294,250	4.75	Ranpak Corp., USD Term Loan, 10/1/21	2,291,382
				$17,118,638
			Total Materials	$67,992,297
			Capital Goods - 0.9%
			Aerospace & Defense - 0.4%
	2,294,168	4.00	Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19	$2,135,967
	1,488,750	4.25	CPI International, Inc., Term B Loan, 11/17/17	1,466,419
	7,010,093	5.00	DAE Aviation Holdings, Inc., Replacement Tranche B-1 Loan, 11/2/18	7,010,128
	7,986,358	3.75	DigitalGlobe, Inc., Term Loan, 1/25/20	7,933,952
	2,143,781	6.25	DynCorp International, Inc., Term Loan, 7/7/16	2,136,636
	3,177,845	5.00	Standard Aero, Ltd., Replacement Tranche B-2 Loan, 11/2/18	3,169,901
	4,045,600	6.50	TASC, Inc., First Lien Term Loan, 2/28/17	3,946,988
	4,587,433	5.75	The SI Organization, Inc., Term Loan (First Lien), 11/19/19	4,575,965
	304,926	5.75	Vencore, Inc (The SI Organization, Inc.), Delayed Draw, 11/23/19	304,164
				$32,680,120
			Building Products - 0.1%
	1,955,088	0.00	Nortek, Inc., Term Loan, 10/30/20	$1,931,261
	976,353	5.00	Summit Materials LLC, Term B Loan, 1/30/19	976,760
EURO	3,895,444	5.25	Unifrax I LLC, New Euro Term Loan, 11/28/18	4,729,194
				$7,637,215
			Construction & Engineering - 0.1%
	5,288,301	6.75	International Equipment Solutions LLC, Initial Loan, 8/16/19	$5,275,081
			Electrical Components & Equipment - 0.0%†
	2,703,849	5.25	Pelican Products, Inc., Term Loan (First Lien), 4/8/20	$2,690,330
	953,722	6.00	WireCo WorldGroup, Inc., Term Loan, 2/15/17	955,510
				$3,645,840
			Industrial Conglomerates - 0.0%†
	212,861	4.25	CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20	$210,732
	641,408	4.25	CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20	634,994
				$845,726
			Construction & Farm Machinery & Heavy Trucks - 0.1%
	3,285,000	0.00	CGI Holdings, Inc., Tranche B Term Loan (First Lien), 12/22/21	$3,282,257
	400,000	5.75	Navistar, Inc., Tranche B Term Loan, 8/17/17	399,000
	1,643,220	3.50	Terex Corp., U.S. Term Loan, 8/13/21	1,626,788
				$5,308,045
			Industrial Machinery - 0.1%
	3,326,786	6.00	NN, Inc., Term Loan, 8/27/21	$3,324,706
	1,100,000	4.25	Schaeffler AG, Facility B-USD, 5/15/20	1,101,834
	1,575,211	4.25	Tank Holding Corp., Initial Term Loan, 7/9/19	1,549,614
	788,003	6.25	Xerium Technologies, Inc., New Term Loan, 5/17/19	789,973
				$6,766,127
			Trading Companies & Distributors - 0.1%
	4,599,670	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$4,585,296
			Total Capital Goods	$66,743,450
			Commercial Services & Supplies - 0.4%
			Environmental & Facilities Services - 0.1%
	3,489,218	4.00	Waste Industries USA, Inc., Term B Loan, 3/17/17	$3,467,410
	3,666,325	4.00	WCA Waste Corp., Term Loan, 3/23/18	3,629,662
				$7,097,072
			Diversified Support Services - 0.1%
	2,333,054	6.25	Language Line LLC, Tranche B Term Loan, 6/20/16	$2,315,071
			Security & Alarm Services - 0.2%
	1,307,436	4.25	Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 2/12/21	$1,288,369
	174,694	4.00	Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20	170,981
	3,556,421	4.00	Garda World Security Corp., Term B Loan, 11/1/20	3,480,847
	7,503,892	4.25	Monitronics International, Inc., Term B Loan, 3/23/18	7,428,853
	2,288,177	4.25	Protection One, Inc., Term Loan (2012), 3/21/19	2,273,876
				$14,642,926
			Human Resource & Employment Services - 0.0%†
	1,994,750	3.50	On Assignment, Inc., Initial Term B Loan, 5/15/20	$1,972,309
			Research & Consulting Services - 0.0%†
	607,503	5.00	Wyle, Tranche B Loan (First Lien), 5/22/21	$606,359
			Total Commercial Services & Supplies	$26,633,737
			Transportation - 0.2%
			Air Freight & Logistics - 0.1%
	2,600,400	6.75	Ozburn-Hessey Holding Co LLC, Term Loan, 5/23/19	$2,593,899
			Airlines - 0.1%
	5,276,904	3.25	Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18	$5,202,700
	982,500	3.50	United Airlines, Inc., Class B Term Loan, 4/1/19	970,464
	214,795	3.50	US Airways, Inc., Tranche B-1 Term Loan (Consenting), 5/23/19	211,143
	357,991	3.00	US Airways, Inc., Tranche B-2 Term Loan (Consenting), 11/23/16	355,977
				$6,740,284
			Marine - 0.0%†
	1,979,987	0.00	Navios Maritime Partners LP, Term Loan, 6/27/18	$1,950,288
			Total Transportation	$11,284,471
			Automobiles & Components - 0.9%
			Auto Parts & Equipment - 0.5%
	2,942,040	3.75	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$2,912,620
	3,930,588	4.00	Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21	3,888,826
	1,611,900	5.50	Henniges Automotive Holdings, Inc., Tranche B Term Loan (First Lien), 6/11/21	1,611,900
	7,622,338	4.25	MPG Holdco I, Inc., Initial Term Loan, 10/20/21	7,595,660
	5,736,042	4.25	Remy International, Inc., Term B Loan 2013, 3/5/20	5,707,362
	7,496,560	4.25	TI Group Automotive Systems LLC, Term Loan Facility, 7/1/21	7,402,853
	2,006,400	5.50	UCI International, Inc., Term Loan, 7/26/17	1,999,713
				$31,118,934
			Tires & Rubber - 0.1%
	9,925,000	4.75	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$9,902,669
			Automobile Manufacturers - 0.3%
	1,795,500	6.00	Crown Group llc, Term Loan (First Lien), 9/30/20	$1,768,568
	18,225,234	3.50	FCA US LLC, Term Loan B, 5/24/17	18,202,453
				$19,971,021
			Total Automobiles & Components	$60,992,624
			Consumer Durables & Apparel - 0.1%
			Home Furnishings - 0.0%†
	1,055,337	3.50	Tempur Sealy International, Inc., New Term B Loan, 3/18/20	$1,042,145
			Housewares & Specialties - 0.1%
	3,774,613	4.00	Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 12/31/18	$3,714,959
			Total Consumer Durables & Apparel	$4,757,104
			Consumer Services - 0.4%
			Casinos & Gaming - 0.2%
	3,502,344	3.75	Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20	$3,466,228
	8,750,000	6.00	Scientific Games, Initial Term B-2, 10/1/21	8,640,625
				$12,106,853
			Hotels, Resorts & Cruise Lines - 0.0%†
	1,870,265	0.00	Sabre GLBL, Inc., Incremental Term Loan, 2/19/19	$1,839,873
			Leisure Facilities - 0.1%
	4,022,942	5.50	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20	$3,882,139
	1,062,928	0.00	Six Flags Theme Parks, Inc., Tranche B Term Loan, 12/20/18	1,062,042
				$4,944,181
			Restaurants - 0.1%
	6,372,871	4.00	Landry's, Inc., B Term Loan, 4/24/18	$6,343,001
			Specialized Consumer Services - 0.0%†
	5,796,750	4.00	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20	$4,496,104
			Total Consumer Services	$29,730,012
			Media - 1.2%
			Advertising - 0.2%
	7,464,274	6.75	Affinion Group, Inc., Tranche B Term Loan, 4/30/18	$7,007,087
	4,773,698	4.75	Getty Images, Inc., Initial Term Loan, 10/18/19	4,423,629
				$11,430,716
			Broadcasting - 0.2%
	1,344,410	4.00	Entercom Radio llc, Term B-2 Loan, 11/23/18	$1,339,369
	2,210,414	4.00	Univision Communications, Inc., 2013 Incremental Term Loan, 3/1/20	2,164,825
	6,949,965	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	6,810,966
				$10,315,160
			Cable & Satellite - 0.6%
	1,882,565	3.50	Cequel Communications LLC, Term Loan, 2/14/19	$1,858,641
	3,782,400	3.25	MCC Iowa LLC, Tranche H Term Loan, 1/29/21	3,650,016
	6,648,899	3.50	Telesat Canada, U.S. Term B Loan, 3/28/19	6,549,166
	25,310,000	3.50	Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	24,930,350
	2,743,404	3.50	Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22	2,674,819
	2,588,511	3.50	Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22	2,523,798
	1,668,085	3.27	Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22	1,626,383
				$43,813,173
			Movies & Entertainment - 0.1%
	1,955,102	3.75	Cinedigm Digital Funding I LLC, Term Loan, 2/28/18	$1,957,545
	2,385,993	3.75	Rovi Solutions Corp., Term B Loan, 7/2/21	2,346,226
	4,890,594	3.75	WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20	4,719,423
				$9,023,194
			Publishing - 0.1%
	2,261,063	4.25	Houghton Mifflin Harcourt Publishing Co., Term Loan, 5/22/18	$2,255,410
	3,517,819	4.75	Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21	3,501,110
	1,119,502	0.00	MTL Publishing LLC, Term B-2 Loan, 6/29/18	1,102,686
				$6,859,206
			Total Media	$81,441,449
			Retailing - 0.2%
			Computer & Electronics Retail - 0.1%
	4,023,485	12.00	Targus Group International, Inc., Term Loan, 5/24/16	$3,279,140
			Home Improvement Retail - 0.0%†
	1,339,773	4.50	Apex Tool Group LLC, Term Loan, 2/1/20	$1,302,929
			Automotive Retail - 0.1%
	7,618,041	5.75	CWGS Group LLC, Term Loan, 2/20/20	$7,589,474
	1,225,000	4.00	The Hertz Corp., Tranche B1 Term Loan, 3/11/18	1,209,177
				$8,798,651
			Total Retailing	$13,380,720
			Food & Staples Retailing - 0.1%
			Food Distributors - 0.0%†
	1,356,742	5.75	AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17	$1,349,958
	994,987	4.25	Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20	915,388
				$2,265,346
			Food Retail - 0.1%
	1,995,000	4.75	Albertsons LLC, Term B-2 Loan, 3/21/19	$1,986,687
	4,365,408	3.50	Big Heart Pet Brands, Initial Term Loan, 2/24/20	4,201,705
	1,845,375	4.75	New Albertson's, Inc., Term Loan (First Lien), 6/24/21	1,821,732
				$8,010,124
			Total Food & Staples Retailing	$10,275,470
			Food, Beverage & Tobacco - 0.1%
			Agricultural Products - 0.1%
	5,318,991	4.50	Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20	$5,296,826
			Packaged Foods & Meats - 0.0%†
	3,234,078	5.00	CSM Bakery Solutions LLC, Term Loan (First Lien), 7/3/20	$3,177,481
	972,431	4.50	Dole Food Co, Inc., Tranche B Term Loan, 10/25/18	963,922
				$4,141,403
			Total Food, Beverage & Tobacco	$9,438,229
			Household & Personal Products - 0.2%
			Household Products - 0.1%
CAD	190,507	5.05	Spectrum Brands Canada, Inc., Initial Canadian Term Loan, 12/17/19	$162,224
	197,147	3.50	Spectrum Brands, Inc., Tranche C Term Loan, 8/13/19	195,324
	1,386,399	4.01	SRAM LLC, Term Loan (First Lien), 4/10/20	1,344,228
	1,158,902	4.50	WASH Multifamily Laundry Systems LLC, U.S. Term Loan, 2/21/19	1,145,864
				$2,847,640
			Personal Products - 0.1%
	556,180	4.12	Prestige Brands, Inc., Term B-1 Loan, 1/31/19	$555,948
	4,776,002	4.50	Prestige Brands, Inc., Term B-2 Loan, 8/18/21	4,778,987
	2,738,789	3.25	Revlon Consumer Products Corp., Replacement Term Loan, 11/19/17	2,718,248
				$8,053,183
			Total Household & Personal Products	$10,900,823
			Health Care Equipment & Services - 1.7%
			Health Care Equipment - 0.1%
	6,063,002	4.00	Kinetic Concepts, Inc., Term DTL-E1 loan, 5/4/18	$6,007,422
			Health Care Supplies - 0.1%
	8,047,147	5.00	Immucor, Inc., Term B-2 Loan, 8/19/18	$7,976,734
			Health Care Services - 0.7%
	2,285,018	6.51	AccentCare, Inc., Term Loan, 12/22/16	$2,033,666
	3,358,865	4.25	Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19	3,325,277
	1,740,076	6.75	Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18	1,743,883
	2,589,552	6.50	BioScrip, Inc., Delayed Draw Term Loan, 7/31/20	2,602,499
	4,315,919	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20	4,337,499
	5,905,639	3.50	DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21	5,858,182
	1,959,369	4.00	Envision Healthcare Corp., Initial Term Loan, 5/25/18	1,941,613
	8,829,336	6.50	Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19	8,840,373
	383,644	7.75	inVentiv Health, Inc., Term B-3 Loan, 5/15/18	382,685
	1,548,807	8.00	Rural, Term Loan, 6/30/18	1,452,006
	1,945,125	4.50	STHI Holding Corp., Initial Term Loan, 8/6/21	1,936,210
	7,370,887	4.50	Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19	7,177,402
	4,689,972	7.25	Virtual Radiologic Corp., Term Loan A, 12/22/16	3,728,528
	2,412,500	7.25	Virtual Radiologic Corp., Term Loan B, 12/22/16	1,831,992
				$47,191,815
			Health Care Facilities - 0.6%
	980,000	0.00	Capella Healthcare, Inc., Tranche B Term Loan (First Lien), 12/31/21	$975,100
	6,113,845	4.25	CHS, 2021 Term D Loan, 1/27/21	6,109,602
	4,638,166	4.50	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	4,603,380
	15,910,000	7.00	Kindred HealthCare Inc., Bridge Loan, 6.375%, 4/15/22 (144A)	15,910,000
	8,639,021	4.25	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	8,401,448
	3,193,409	6.00	RegionalCare Hospital Partners, Inc., Term Loan (First Lien), 4/21/19	3,185,425
	2,064,028	3.75	Select Medical Corp., Series E Tranche B Term Loan, 6/1/18	2,012,427
	2,216,250	6.75	Steward Health Care System LLC, Term Loan, 4/10/20	2,197,523
				$43,394,905
			Managed Health Care - 0.1%
	2,011,998	9.75	MMM Holdings, Inc., Term Loan, 10/9/17	$1,951,638
	1,462,747	9.75	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17	1,448,119
				$3,399,757
			Health Care Technology - 0.1%
	3,954,363	4.00	ConvaTec, Inc., Dollar Term Loan, 12/22/16	$3,919,762
	3,001,956	3.75	Emdeon, Inc., Term B-2 Loan, 11/2/18	2,955,674
	1,718,400	4.00	MedAssets, Inc., Term B Loan, 12/13/19	1,710,324
				$8,585,760
			Total Health Care Equipment & Services	$116,556,393
			Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
			Biotechnology - 0.0%†
	684,250	3.50	Alkermes, Inc., 2019 Term Loan, 9/25/19	$680,829
			Pharmaceuticals - 0.4%
	1,147,111	3.25	Endo Luxembourg Finance I Company Sarl, Tranche B Term Loan (First Lien), 11/5/20	$1,114,131
	4,367,000	3.17	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	4,314,596
	2,447,700	4.25	JLL, Initial Dollar Term Loan, 1/23/21	2,382,684
	9,153,155	4.00	Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19	8,951,026
	7,839,210	3.25	RPI Finance Trust, Term B-3 Term Loan, 11/9/18	7,831,865
	6,238,200	3.50	Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20	6,192,712
				$30,787,014
			Total Pharmaceuticals, Biotechnology & Life Sciences	$31,467,843
			Diversified Financials - 0.2%
			Other Diversified Financial Services - 0.1%
	3,351,873	3.50	AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18	$3,309,974
	1,280,500	5.00	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	1,242,085
	2,270,659	5.25	WorldPay, Facility B2A Term Loan, 8/6/17	2,274,916
				$6,826,975
			Specialized Finance - 0.1%
	7,042,018	4.25	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19	$6,971,598
			Consumer Finance - 0.0%†
	2,276,469	0.00	Trans Union LLC, 2014 Replacement Term Loan, 4/9/21	$2,249,436
			Total Diversified Financials	$16,048,009
			Insurance - 0.5%
			Insurance Brokers - 0.4%
	2,723,175	0.00	National Financial Partners Corp., Tranche B Term Loan (First Lien), 7/1/20	$2,709,559
	26,340,020	4.25	USI Insurance Services LLC, Term B Loan, 12/30/19	25,895,532
				$28,605,091
			Life & Health Insurance - 0.1%
	4,782,432	3.75	CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$4,674,827
			Multi-line Insurance - 0.0%†
	1,687,436	4.25	Alliant Holdings I, Inc., Initial Term Loan, 12/20/19	$1,665,817
			Property & Casualty Insurance - 0.0%†
	3,140,779	5.75	Confie seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$3,134,237
			Total Insurance	$38,079,972
			Real Estate - 0.0%†
			Real Estate Services - 0.0%†
	3,880,500	4.50	Altisource Solutions Sarl, Term B Loan, 12/9/20	$3,026,790
			Total Real Estate	$3,026,790
			Software & Services - 0.5%
			IT Consulting & Other Services - 0.2%
	10,633,350	5.75	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21	$10,457,900
	728,455	4.50	Kronos, Inc., Incremental Term Loan (First Lien), 10/30/19	724,813
	1,255,513	4.50	PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21	1,250,804
				$12,433,517
			Data Processing & Outsourced Services - 0.0%†
	1,528,214	3.67	First Data Corp., 2018 New Dollar Term Loan, 3/24/18	$1,499,560
			Application Software - 0.2%
	4,427,459	8.52	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	$4,407,168
	4,034,508	3.50	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19	4,008,284
	5,768,666	4.25	Vertafore, Inc., Term Loan (2013), 10/3/19	5,722,996
				$14,138,448
			Systems Software - 0.0%†
	1,765,000	0.00	AVG Technologies N.V., Term Loan, 10/15/20	$1,756,175
			Home Entertainment Software - 0.1%
	2,735,000	5.25	Micro Focus International, Term Loan B, 10/7/21	$2,636,997
			Total Software & Services	$32,464,697
			Technology Hardware & Equipment - 0.1%
			Electronic Equipment Manufacturers - 0.1%
	1,431,647	4.50	Sensus USA, Inc., Term Loan (First Lien), 5/9/17	$1,403,014
	1,625,000	4.75	Zebra Technologies, Term Loan B, 9/30/21	1,637,696
				$3,040,710
			Electronic Components - 0.0%†
	1,656,399	5.00	Scitor Corp., Term Loan, 2/15/17	$1,643,976
			Total Technology Hardware & Equipment	$4,684,686
			Semiconductors & Semiconductor Equipment - 0.0%†
			Semiconductor Equipment - 0.0%†
	1,995,000	3.50	Sensata Technologies B.V., Third Amendment, 10/8/21	$1,996,995
			Semiconductors - 0.0%†
	1,852,642	3.25	Microsemi Corp., Term Loan (First Lien), 3/14/21	$1,821,610
			Total Semiconductors & Semiconductor Equipment	$3,818,605
			Telecommunication Services - 0.1%
			Integrated Telecommunication Services - 0.0%†
	1,736,811	4.75	Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20	$1,717,996
	1,939,592	3.25	West Corp., B-10 Term Loan (First Lien), 6/30/18	1,905,649
				$3,623,645
			Wireless Telecommunication Services - 0.1%
	1,487,731	4.00	Syniverse Holdings, Inc., Initial Term Loan, 4/23/19	$1,445,579
	3,381,423	4.00	Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19	3,285,617
				$4,731,196
			Total Telecommunication Services	$8,354,841
			Utilities - 0.2%
			Electric Utilities - 0.0%†
	1,405,976	3.00	Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20	$1,362,918
	2,137,037	4.25	Star West Generation LLC, Term B Advance, 3/13/20	2,115,667
				$3,478,585
			Independent Power Producers & Energy Traders - 0.2%
	5,385,188	4.00	Calpine Corp., Term Loan (3/11), 4/1/18	$5,344,799
	1,075,250	4.00	Calpine Corp., Term Loan, 9/27/19	1,063,825
	1,391,468	0.00	Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20	1,377,554
	3,898,303	3.75	NSG Holdings LLC, New Term Loan, 12/11/19	3,859,320
				$11,645,498
			Total Utilities	$15,124,083
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $695,853,760)	$682,846,055
	Principal Amount ($)
			TEMPORARY CASH INVESTMENTS - 4.4%
			Repurchase Agreements - 4.4%
	15,280,000		Bank of Nova Scotia, 0.12%, dated 12/31/14, repurchase price of $15,280,000
			plus accrued interest on 1/2/15 collateralized by the following:	$15,280,000
			$15,562,654 Federal National Mortgage Association, 3- 3.5%, 5/1/27- 6/1/43
			$23,051 Freddie Mac Giant, 3.5%, 12/1/44
	284,855,000		RBC Capital Markets LLC, 0.08%, dated 12/31/14, repurchase price of $284,855,000
			plus accrued interest on 1/2/15 collateralized by the following:	284,855,000
			$233,509,403 Federal National Mortgage Association (ARM), 2.28- 3.215%, 9/1/41- 7/1/44
			$57,042,697 Federal Home Loan Mortgage Corp., 1.989- 2.989%, 3/1/44- 5/1/44
	7,670,000		TD Securities USA LLC, 0.06%, dated 12/31/14, repurchase price of $7,670,000
			plus accrued interest on 1/2/15 collateralized by the following:	7,670,000
			$7,823,401 Federal National Mortgage Association, 4%, 12/1/44
			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $307,805,000)	$307,805,000

			TOTAL INVESTMENT IN SECURITIES - 103.8%
			(Cost $7,277,210,893) (a)	$7,296,895,310
			OTHER ASSETS & LIABILITIES - (3.8)%	$(266,839,645)
			TOTAL NET ASSETS - 100.0%	$7,030,055,665
	Shares
			WRITTEN CALL OPTION - 0.0%†
			Diversified Financials - 0.0%†
			Other Diversified Financial Services - 0.0%†
	(19,969,960)		Call USD/Put TRY, 2.95, 12/1/15	$0
			TOTAL WRITTEN CALL OPTION
			(Premiums received $(329,005))	$0

	*		Non-income producing security.

	†		Amount rounds to less than 0.1% or (0.1)%.

	(A.D.R.)		American Depositary Receipts.

	(G.D.R.)		Global Depositary Receipt.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2014, the value of these securities amounted to $2,085,497,531 or 29.7% of total net assets.

	(Step)		Step up bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Cat Bond)		Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case
			of a catastrophe.

	(Perpetual)		Security with no stated maturity date.

	(PIK)		Represends a pay in kind security.

	REMICS		Real Estate Mortgage Investment Conduits.

	REIT		Real Estate Investment Trust.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

	(a)		At December 31, 2014, the net unrealized appreciation on investments based on
			cost for federal income tax purposes of $7,286,127,274 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost	$250,140,822

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value	(239,372,786)

			Net unrealized appreciation	$10,768,036

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)		Security issued with a zero coupon. Income is recognized through accretion of discount.

	(d)		Security represents the interest only portion payments on a pool of underlying mortgages or
			mortgage-backed securities.

	(e)		Security is in default and is non-income producing.

	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

		CAD	Canadian Dollar
		EURO	Euro
		GBP	British Pound Sterling
		IDR	Indonesian Rupiah
		INR	Indian Rupee
		MXN	Mexican Peso
		NOK	Norwegian Krone
		NZD	New Zealand Dollar
		PLN	Polish Zloty
		RON	Romanian New Leu
		RUB	Russian Ruble
		TRY	Turkish Lira

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION
Notional Principal ($) (1)		Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Credit Rating(2)		Premiums Paid	Net Unrealized Appreciation (Depreciation)
137,300,000		JPMorgan Chase & Co.	Markit CDX North American High Yield Index	5.00%	43,819	B		$145,366,375	$521,685
7,000,000		JPMorgan Chase & Co.	American Axle & Manufacturing Co.	5.00%	43,089	B	+	6,720,000	1,110,571
10,480,000		Morgan Stanley & Co.	Diamond Offshore Drilling Co.	1.00%	43,819	A-		10,097,996	(619,687)
2,795,000		Morgan Stanley & Co.	Diamond Offshore Drilling Co.	1.00%	43,819	A-		2,690,290	(162,439)
								$164,874,661	$850,130

	(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
	(2)	Based on Standard & Poor’s rating of the issuer.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	164,396,045	$-	$164,396,045
Preferred Stocks
Transportation
Air Freight & Logistics	-	1,792,924	-	1,792,924
Banks
Regional Banks	-	8,862,114	-	8,862,114
Diversified Financials
Consumer Finance	-	16,029,299	-	16,029,299
Insurance
Reinsurance	-	-	12,484,239	12,484,239
Real Estate
Diversified REIT	-	3,974,141	-	3,974,141
All Other Preferred Stocks	148,872,267	-	-	148,872,267
Convertible Preferred Stocks
Diversified Financials
Asset Management & Custody Banks	-	6,262,000	-	6,262,000
All Other Convertible Preferred Stocks	44,424,960	-	-	44,424,960
Common Stocks
Capital Goods
Construction & Engineering	-	943,558	-	943,558
Transportation
Air Freight & Logistics	-	828,242	-	828,242
Consumer Services
Education Services	-	2,184,060	-	2,184,060
All Other Common Stocks	1,085,906	-	-	1,085,906
Asset Backed Securities	-	296,145,718	-	296,145,718
Collateralized Mortgage Obligations	-	647,114,569	-	647,114,569
Corporate Bonds	-	-	-	-
Diversified Financials
Other Diversified Financial Services	-	-	9,205,144	9,205,144
Insurance
Reinsurance	-	-	89,920,093	89,920,093
All Other Corporate Bonds	-	2,823,879,777	-	2,823,879,777
U.S. Government Agency Obligations	-	1,446,937,472	-	1,446,937,472
Foreign Government Bonds	-	344,004,624	-	344,004,624
Municipal Bonds	-	236,897,103	-	236,897,103
Senior Floating Rate Loan Interests	-	682,846,055	-	682,846,055
Repurchase Agreements	-	307,805,000	-	307,805,000
Total	$194,383,133	6,990,902,701	$111,609,476	$7,296,895,310

Other Financial Instruments
Net unrealized appreciation on swap contracts	$-	850,130	$-	$850,130
Net unrealized appreciation on written call option	-	329,005	-	329,005
Net unrealized depreciation on futures contracts	(2,235,823)	-	-	(2,235,823)
Net unrealized appreciation on forward foreign currency contracts	-	8,064,547	-	8,064,547
Total Other Financial Instruments	$(2,235,823)	9,243,682	$-	$7,007,859

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

		Corporate Bonds	Preferred Stocks	Total
	Balance as of 9/30/14	$59,521,518	$32,238,934	$91,760,452
	Realized gain (loss)1	22,961	-	22,961
	Change in unrealized appreciation (depreciation)2	(3,931,836)	310,845	(3,620,991)
	Purchases	41,578,325	-	41,578,325
	Sales	(18,131,271)	-	(18,131,271)
	Transfers in and out of Level 3 categories *	20,065,540	(20,065,540)	-
	Transfers out of Level 3 *	-	-	-
	Balance as of 12/31/14	$99,125,237	$12,484,239	$111,609,476

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended December 31, 2014, there were no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 12/31/14	$(3,620,991)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date February 27, 2015

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date February 27, 2015

* Print the name and title of each signing officer under his or her signature.